Schedule of Investments(a)
September 30, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–50.21%
Advertising–0.13%
Lamar Media Corp., 5.38%, 11/01/2033(b)	$200,000	$198,779
Aerospace & Defense–0.45%
Boeing Co. (The),
6.26%, 05/01/2027	3,000	3,088
6.30%, 05/01/2029	2,000	2,123
6.39%, 05/01/2031	3,000	3,269
6.53%, 05/01/2034	2,000	2,212
5.81%, 05/01/2050	2,000	1,999
General Dynamics Corp., 4.95%, 08/15/2035	6,000	6,115
Hexcel Corp., 5.88%, 02/26/2035	2,000	2,093
Howmet Aerospace, Inc., 4.85%, 10/15/2031	2,000	2,054
Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	4,000	4,125
5.75%, 01/15/2035	4,000	4,199
L3Harris Technologies, Inc., 5.40%, 07/31/2033	1,000	1,043
Lockheed Martin Corp.,
4.15%, 08/15/2028	20,000	20,130
4.50%, 02/15/2029	3,000	3,045
4.40%, 08/15/2030	62,000	62,520
4.80%, 08/15/2034	4,000	4,049
5.00%, 08/15/2035	65,000	66,058
5.90%, 11/15/2063	2,000	2,121
RTX Corp.,
5.75%, 01/15/2029	2,000	2,098
6.00%, 03/15/2031	3,000	3,240
5.15%, 02/27/2033	2,000	2,072
6.40%, 03/15/2054	1,000	1,120
TransDigm, Inc.,
6.75%, 08/15/2028(b)	43,000	43,873
6.38%, 03/01/2029(b)	81,000	82,916
6.38%, 05/31/2033(b)(c)	320,000	324,398
6.25%, 01/31/2034(b)	39,000	40,137
		690,097
Agricultural & Farm Machinery–0.18%
AGCO Corp.,
5.45%, 03/21/2027	2,000	2,030
5.80%, 03/21/2034	3,000	3,120
CNH Industrial Capital LLC, 4.75%, 03/21/2028	4,000	4,046
Imperial Brands Finance PLC (United Kingdom), 5.63%, 07/01/2035(b)	200,000	204,108
John Deere Capital Corp.,
4.38%, 10/15/2030	57,000	57,436
5.10%, 04/11/2034	3,000	3,105
		273,845
Air Freight & Logistics–0.02%
GXO Logistics, Inc.,
6.25%, 05/06/2029	2,000	2,101
6.50%, 05/06/2034	4,000	4,304
Principal Amount		Value
Air Freight & Logistics–(continued)
United Parcel Service, Inc.,
4.65%, 10/15/2030	$11,000	$11,239
5.15%, 05/22/2034	2,000	2,078
5.25%, 05/14/2035	8,000	8,282
5.50%, 05/22/2054	4,000	3,971
		31,975
Apparel, Accessories & Luxury Goods–0.11%
Gildan Activewear, Inc. (Canada),
4.70%, 10/07/2030(b)	66,000	65,928
5.40%, 10/07/2035(b)	98,000	98,062
		163,990
Application Software–0.16%
Autodesk, Inc., 5.30%, 06/15/2035	10,000	10,281
Cadence Design Systems, Inc., 4.70%, 09/10/2034	4,000	3,995
Fair Isaac Corp., 6.00%, 05/15/2033(b)	47,000	47,702
Intuit, Inc., 5.20%, 09/15/2033	2,000	2,093
Roper Technologies, Inc.,
4.25%, 09/15/2028	22,000	22,108
4.50%, 10/15/2029	4,000	4,039
4.45%, 09/15/2030	32,000	32,144
4.75%, 02/15/2032	3,000	3,035
4.90%, 10/15/2034	2,000	2,003
5.10%, 09/15/2035	86,000	86,727
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	27,000	26,982
6.50%, 06/01/2032(b)	6,000	6,210
Synopsys, Inc., 5.70%, 04/01/2055	4,000	4,040
		251,359
Asset Management & Custody Banks–0.22%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	1,000	1,025
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	3,000	3,142
5.15%, 05/15/2033	1,000	1,037
5.20%, 04/15/2035	3,000	3,058
Bank of New York Mellon Corp. (The),
4.93% (SOFR + 0.68%), 06/09/2028(d)	28,000	28,079
4.89%, 07/21/2028(e)	2,000	2,031
4.98%, 03/14/2030(e)	1,000	1,028
5.06%, 07/22/2032(e)	2,000	2,067
5.83%, 10/25/2033(e)	2,000	2,155
5.32%, 06/06/2036(e)	5,000	5,175
Series J, 4.97%, 04/26/2034(e)	1,000	1,019
Series I, 3.75%(e)(f)	1,000	981
Brookfield Asset Management Ltd. (Canada),
5.80%, 04/24/2035	10,000	10,481
6.08%, 09/15/2055	79,000	82,031
Carlyle Group, Inc. (The), 5.05%, 09/19/2035	156,000	155,515
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Asset Management & Custody Banks–(continued)
Citadel L.P.,
6.00%, 01/23/2030(b)	$4,000	$4,159
6.38%, 01/23/2032(b)	2,000	2,118
Golub Capital Private Credit Fund, 5.45%, 08/15/2028(b)	28,000	28,153
Northern Trust Corp., 6.13%, 11/02/2032	2,000	2,188
State Street Corp., 6.12%, 11/21/2034(e)	1,000	1,083
		336,525
Automobile Manufacturers–2.21%
American Honda Finance Corp., 4.90%, 01/10/2034	2,000	2,016
Daimler Truck Finance North America LLC (Germany),
4.65%, 10/12/2030(b)	150,000	150,256
5.00%, 10/12/2032(b)	425,000	427,211
5.63%, 01/13/2035(b)	116,000	119,897
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	242,000	245,186
7.35%, 11/04/2027	209,000	218,021
5.92%, 03/20/2028	200,000	203,465
6.80%, 05/12/2028	339,000	352,132
6.80%, 11/07/2028	200,000	208,878
7.20%, 06/10/2030	49,000	52,407
Honda Motor Co. Ltd. (Japan),
4.44%, 07/08/2028	49,000	49,298
4.69%, 07/08/2030	35,000	35,321
5.34%, 07/08/2035	26,000	26,503
Hyundai Capital America,
4.88%, 06/23/2027(b)	25,000	25,224
5.00%, 01/07/2028(b)	8,000	8,114
5.60%, 03/30/2028(b)	2,000	2,057
5.35%, 03/19/2029(b)	3,000	3,082
5.30%, 01/08/2030(b)	5,000	5,137
5.80%, 04/01/2030(b)	1,000	1,047
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	201,000	205,095
Mercedes-Benz Finance North America LLC (Germany),
5.10%, 08/03/2028(b)	256,000	262,787
4.85%, 01/11/2029(b)	145,000	147,616
5.13%, 08/01/2034(b)	204,000	207,314
PACCAR Financial Corp., 4.00%, 09/26/2029	5,000	5,000
Toyota Motor Credit Corp.,
4.55%, 08/09/2029	2,000	2,032
5.10%, 03/21/2031	1,000	1,038
Volkswagen Group of America Finance LLC (Germany),
5.25%, 03/22/2029(b)	200,000	204,240
5.60%, 03/22/2034(b)	236,000	241,433
		3,411,807
Automotive Parts & Equipment–0.69%
American Axle & Manufacturing, Inc.,
6.38%, 10/15/2032(b)	76,000	75,919
7.75%, 10/15/2033(b)	24,000	24,202
BMW US Capital LLC (Germany),
4.50%, 08/11/2030(b)	30,000	30,054
5.20%, 08/11/2035(b)	86,000	86,957
Principal Amount		Value
Automotive Parts & Equipment–(continued)
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	$60,000	$62,028
ERAC USA Finance LLC,
5.00%, 02/15/2029(b)	3,000	3,078
4.90%, 05/01/2033(b)	2,000	2,036
Magna International, Inc. (Canada), 5.88%, 06/01/2035	3,000	3,168
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	150,000	152,191
7.13%, 04/14/2030(b)	85,000	84,233
6.75%, 04/23/2030(b)	86,000	83,990
7.50%, 03/24/2031(b)	256,000	254,417
6.88%, 04/23/2032(b)	203,000	194,494
		1,056,767
Automotive Retail–0.25%
Advance Auto Parts, Inc.,
7.00%, 08/01/2030(b)	59,000	60,747
7.38%, 08/01/2033(b)	85,000	87,720
AutoZone, Inc., 5.20%, 08/01/2033	1,000	1,029
Lithia Motors, Inc., 5.50%, 10/01/2030(b)	227,000	226,885
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	2,000	2,020
		378,401
Biotechnology–0.01%
AbbVie, Inc.,
4.80%, 03/15/2029	3,000	3,069
5.05%, 03/15/2034	3,000	3,088
5.40%, 03/15/2054	4,000	3,980
5.50%, 03/15/2064	3,000	3,001
Amgen, Inc., 5.15%, 03/02/2028	3,000	3,071
Gilead Sciences, Inc.,
5.25%, 10/15/2033	1,000	1,049
5.55%, 10/15/2053	2,000	2,020
		19,278
Broadcasting–0.01%
Paramount Global,
5.85%, 09/01/2043	2,000	1,828
4.95%, 05/19/2050	2,000	1,591
Univision Communications, Inc., 9.38%, 08/01/2032(b)	15,000	15,997
		19,416
Broadline Retail–0.14%
El Puerto de Liverpool S.A.B. de C.V. (Mexico), 6.66%, 01/22/2037(b)	200,000	214,977
Building Products–0.01%
Amrize Finance US LLC,
4.70%, 04/07/2028(b)	6,000	6,073
4.95%, 04/07/2030(b)	4,000	4,090
5.40%, 04/07/2035(b)	6,000	6,184
Carrier Global Corp., 5.90%, 03/15/2034	3,000	3,221
Lennox International, Inc., 5.50%, 09/15/2028	2,000	2,069
		21,637
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Cable & Satellite–0.21%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.38%, 09/01/2029(b)	$43,000	$43,626
7.38%, 03/01/2031(b)	15,000	15,486
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.,
6.65%, 02/01/2034	3,000	3,207
5.85%, 12/01/2035	112,000	113,112
6.70%, 12/01/2055	97,000	98,223
Comcast Corp.,
5.50%, 11/15/2032	1,000	1,060
6.05%, 05/15/2055	38,000	39,299
Cox Communications, Inc., 5.70%, 06/15/2033(b)	3,000	3,067
		317,080
Cargo Ground Transportation–0.01%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	3,000	3,024
5.35%, 01/12/2027(b)	2,000	2,025
5.70%, 02/01/2028(b)	3,000	3,087
5.55%, 05/01/2028(b)	1,000	1,030
6.05%, 08/01/2028(b)	1,000	1,045
5.25%, 02/01/2030(b)	3,000	3,096
Ryder System, Inc., 4.90%, 12/01/2029	2,000	2,047
		15,354
Casinos & Gaming–0.01%
Melco Resorts Finance Ltd. (Hong Kong), 6.50%, 09/24/2033(b)	15,000	15,049
Commercial & Residential Mortgage Finance–0.52%
Aviation Capital Group LLC,
6.25%, 04/15/2028(b)	2,000	2,086
6.75%, 10/25/2028(b)	3,000	3,192
4.80%, 10/24/2030(b)	117,000	116,943
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/2030(b)	100,000	100,493
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(e)	200,000	204,582
Radian Group, Inc., 6.20%, 05/15/2029	2,000	2,090
Rocket Cos., Inc.,
6.13%, 08/01/2030(b)	27,000	27,731
6.38%, 08/01/2033(b)	76,000	78,536
Viking Cruises Ltd., 5.88%, 10/15/2033(b)	261,000	261,509
		797,162
Computer & Electronics Retail–0.01%
Dell International LLC/EMC Corp., 5.50%, 04/01/2035	13,000	13,434
Leidos, Inc., 5.75%, 03/15/2033	3,000	3,170
		16,604
Construction & Engineering–0.17%
AECOM, 6.00%, 08/01/2033(b)	249,000	254,779
Principal Amount		Value
Construction Machinery & Heavy Transportation Equipment– 0.20%
Caterpillar, Inc.,
5.20%, 05/15/2035	$6,000	$6,210
5.50%, 05/15/2055	3,000	3,067
Cummins, Inc.,
4.70%, 02/15/2031	34,000	34,637
5.30%, 05/09/2035	16,000	16,526
Komatsu Finance America, Inc., 4.20%, 09/18/2030(b)	200,000	199,007
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	16,000	16,372
Westinghouse Air Brake Technologies Corp.,
4.90%, 05/29/2030	14,000	14,317
5.50%, 05/29/2035	16,000	16,580
		306,716
Construction Materials–0.02%
JH North America Holdings, Inc.,
5.88%, 01/31/2031(b)	19,000	19,308
6.13%, 07/31/2032(b)	11,000	11,277
		30,585
Consumer Electronics–0.07%
LG Electronics, Inc. (South Korea), 5.63%, 04/24/2029(b)	100,000	103,919
Consumer Finance–0.79%
American Express Co.,
5.65%, 04/23/2027(e)	1,000	1,008
4.73%, 04/25/2029(e)	7,000	7,113
5.58% (SOFR + 1.26%), 04/25/2029(d)	22,000	22,319
4.35%, 07/20/2029(e)	176,000	177,065
5.13% (SOFR + 0.81%), 07/20/2029(d)	261,000	261,596
5.53%, 04/25/2030(e)	2,000	2,091
5.02%, 04/25/2031(e)	16,000	16,456
4.92%, 07/20/2033(e)	119,000	121,106
5.44%, 01/30/2036(e)	2,000	2,081
5.67%, 04/25/2036(e)	5,000	5,285
Capital One Financial Corp.,
7.15%, 10/29/2027(e)	2,000	2,060
4.49%, 09/11/2031(e)	154,000	152,805
5.20%, 09/11/2036(e)	129,000	127,630
FirstCash, Inc., 6.88%, 03/01/2032(b)	90,000	93,137
General Motors Financial Co., Inc., 5.40%, 04/06/2026	2,000	2,011
goeasy Ltd. (Canada), 6.88%, 02/15/2031(b)	52,000	50,413
OneMain Finance Corp.,
7.13%, 09/15/2032	70,000	72,400
6.50%, 03/15/2033	71,000	71,201
Synchrony Financial,
5.02%, 07/29/2029(e)	18,000	18,161
6.00%, 07/29/2036(e)	16,000	16,378
		1,222,316
Consumer Staples Merchandise Retail–0.00%
Dollar General Corp., 5.50%, 11/01/2052	2,000	1,918
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Distillers & Vintners–0.00%
Constellation Brands, Inc.,
4.80%, 05/01/2030	$3,000	$3,044
4.90%, 05/01/2033	1,000	1,010
		4,054
Distributors–0.01%
Genuine Parts Co.,
6.50%, 11/01/2028	3,000	3,187
4.95%, 08/15/2029	4,000	4,072
6.88%, 11/01/2033	2,000	2,240
		9,499
Diversified Banks–10.74%
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)(c)	387,000	428,294
5.20%, 09/30/2035(b)(e)	180,000	180,928
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 9.38%(e)(f)	200,000	223,472
Banco Santander S.A. (Spain),
9.63%(e)(f)	200,000	224,384
9.63%(e)(f)	200,000	241,505
Bank of America Corp.,
5.36% (SOFR + 1.05%), 02/04/2028(d)	2,000	2,013
4.95%, 07/22/2028(e)	2,000	2,029
5.15% (SOFR + 0.83%), 01/24/2029(d)	3,000	3,004
5.20%, 04/25/2029(e)	1,000	1,025
4.62%, 05/09/2029(e)	9,000	9,113
4.27%, 07/23/2029(e)	1,000	1,004
5.16%, 01/24/2031(e)	4,000	4,130
5.33% (SOFR + 1.01%), 01/24/2031(d)	2,000	2,004
5.43%, 08/15/2035(e)	1,000	1,020
5.51%, 01/24/2036(e)	3,000	3,137
7.75%, 05/14/2038	232,000	283,466
6.63%(e)(f)	14,000	14,583
Bank of Montreal (Canada),
5.30%, 06/05/2026	2,000	2,018
7.70%, 05/26/2084(c)(e)	365,000	388,310
7.30%, 11/26/2084(e)	207,000	220,009
Bank of New York Mellon (The), 5.04% (SOFR + 0.71%), 04/20/2027(d)	260,000	260,646
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(e)	306,000	325,620
8.00%, 01/27/2084(e)	54,000	58,036
6.88%, 10/27/2085(e)	312,000	311,850
Barclays PLC (United Kingdom),
6.69%, 09/13/2034(e)	207,000	229,097
5.86%, 08/11/2046(e)	200,000	205,609
BPCE S.A. (France), 6.29%, 01/14/2036(b)(e)	250,000	267,659
Principal Amount		Value
Diversified Banks–(continued)
Citigroup, Inc.,
5.44% (SOFR + 1.14%), 05/07/2028(d)	$18,000	$18,129
5.17%, 02/13/2030(e)	3,000	3,078
4.54%, 09/19/2030(e)	3,000	3,015
5.76% (SOFR + 1.46%), 05/07/2031(d)	29,000	29,448
4.50%, 09/11/2031(e)	219,000	219,169
6.17%, 05/25/2034(e)	3,000	3,193
5.83%, 02/13/2035(e)	2,000	2,075
5.17%, 09/11/2036(e)	322,000	325,393
5.41%, 09/19/2039(e)	4,000	4,015
5.61%, 03/04/2056(e)	5,000	5,052
Series AA, 7.63%(e)(f)	64,000	67,281
Series BB, 7.20%(e)(f)	76,000	78,568
Series DD, 7.00%(e)(f)	135,000	143,588
Series W, 4.00%(e)(f)	94,000	93,749
Series Z, 7.38%(e)(f)	71,000	74,217
Comerica, Inc., 5.98%, 01/30/2030(e)	3,000	3,123
Credit Agricole S.A. (France),
5.22%, 05/27/2031(b)(e)	250,000	256,560
4.82%, 09/25/2033(b)(e)	296,000	294,277
Fifth Third Bancorp,
6.34%, 07/27/2029(e)	2,000	2,108
4.77%, 07/28/2030(e)	2,000	2,023
5.63%, 01/29/2032(e)	1,000	1,049
HSBC Holdings PLC (United Kingdom),
5.60%, 05/17/2028(e)	224,000	228,755
5.21%, 08/11/2028(e)	207,000	210,576
5.29%, 11/19/2030(e)	256,000	264,143
5.13%, 03/03/2031(e)	200,000	204,869
5.24%, 05/13/2031(e)	213,000	219,236
5.87% (SOFR + 1.57%), 05/13/2031(d)	390,000	397,890
5.79%, 05/13/2036(e)	239,000	252,243
5.74%, 09/10/2036(e)	200,000	204,207
6.33%, 03/09/2044(e)	315,000	346,642
6.88%(e)(f)	216,000	224,744
7.05%(e)(f)	232,000	241,797
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(e)	200,000	206,453
JPMorgan Chase & Co.,
3.63%, 12/01/2027	2,000	1,984
5.57%, 04/22/2028(e)	3,000	3,066
4.85%, 07/25/2028(e)	2,000	2,027
4.92%, 01/24/2029(e)	2,000	2,036
5.30%, 07/24/2029(e)	1,000	1,031
6.09%, 10/23/2029(e)	2,000	2,111
5.01%, 01/23/2030(e)	2,000	2,049
5.58%, 04/22/2030(e)	1,000	1,045
5.00%, 07/22/2030(e)	2,000	2,052
4.60%, 10/22/2030(e)	3,000	3,036
5.14%, 01/24/2031(e)	3,000	3,099
5.10%, 04/22/2031(e)	9,000	9,300
5.72%, 09/14/2033(e)	2,000	2,116
5.34%, 01/23/2035(e)	1,000	1,040
5.50%, 01/24/2036(e)	2,000	2,093
5.57%, 04/22/2036(e)	4,000	4,218
5.53%, 11/29/2045(e)	6,000	6,174
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Series W, 5.47% (3 mo. Term SOFR + 1.26%), 05/15/2047(d)	$1,000	$878
Series NN, 6.88%(e)(f)	2,000	2,109
KeyCorp, 2.55%, 10/01/2029	3,000	2,812
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	230,000	233,113
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.16%, 04/24/2031(e)	200,000	206,164
5.80% (SOFR + 1.48%), 04/24/2031(d)	200,000	203,444
4.53%, 09/12/2031(e)	200,000	200,871
5.43%, 04/17/2035(e)	92,000	95,783
5.57%, 01/16/2036(e)	60,000	63,030
5.62%, 04/24/2036(e)	152,000	159,575
5.19%, 09/12/2036(e)	200,000	203,313
6.35%(e)(f)	256,000	261,570
8.20%(e)(f)	158,000	173,903
Mizuho Financial Group, Inc. (Japan), 5.59%, 07/10/2035(e)	268,000	280,762
Morgan Stanley Private Bank N.A.,
4.47%, 07/06/2028(e)	250,000	251,470
4.73%, 07/18/2031(e)	250,000	253,854
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	200,000	209,223
National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036(b)(c)(e)	198,000	208,199
Nordea Bank Abp (Finland),
4.25%, 08/28/2030(b)	345,000	344,622
6.30%(b)(e)(f)	200,000	202,399
Norinchukin Bank (The) (Japan),
4.67%, 09/09/2030(b)	200,000	201,109
5.36%, 09/09/2035(b)	206,000	209,470
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(e)	1,000	1,025
5.58%, 06/12/2029(e)	1,000	1,036
4.90%, 05/13/2031(e)	16,000	16,344
5.07%, 01/24/2034(e)	1,000	1,021
5.37%, 07/21/2036(e)	33,000	33,972
Series V, 6.20%(e)(f)	3,000	3,053
Series W, 6.25%(e)(f)	3,000	3,083
Royal Bank of Canada (Canada),
5.03% (SOFR + 0.71%), 01/21/2027(d)	2,000	2,008
4.95%, 02/01/2029	2,000	2,056
5.00%, 02/01/2033	1,000	1,033
7.50%, 05/02/2084(e)	338,000	356,698
6.50%, 11/24/2085(e)	211,000	209,140
Santander UK Group Holdings PLC (United Kingdom), 5.14%, 09/22/2036(e)	210,000	208,145
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(e)	200,000	202,683
5.01%, 10/15/2030(b)(e)	200,000	203,599
5.24%, 05/13/2031(b)(e)	200,000	205,656
5.97% (SOFR + 1.68%), 05/13/2031(b)(d)	200,000	204,661
5.40%, 08/12/2036(b)(e)	316,000	320,764
7.75%(b)(e)(f)	288,000	299,087
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(e)(f)	285,000	298,334
Principal Amount		Value
Diversified Banks–(continued)
Sumitomo Mitsui Trust Bank Ltd. (Japan), 5.35%, 03/07/2034(b)	$200,000	$208,842
Synovus Bank, 5.63%, 02/15/2028	250,000	255,284
Toronto-Dominion Bank (The) (Canada),
4.78%, 12/17/2029	3,000	3,068
8.13%, 10/31/2082(e)	247,000	261,400
Truist Bank,
4.42%, 07/24/2028(e)	267,000	268,194
5.09% (SOFR + 0.77%), 07/24/2028(d)	368,000	368,281
U.S. Bancorp,
5.78%, 06/12/2029(e)	3,000	3,123
5.38%, 01/23/2030(e)	3,000	3,102
Wells Fargo & Co.,
5.71%, 04/22/2028(e)	2,000	2,047
4.81%, 07/25/2028(e)	2,000	2,024
5.69% (SOFR + 1.37%), 04/23/2029(d)	12,000	12,172
5.57%, 07/25/2029(e)	3,000	3,110
6.30%, 10/23/2029(e)	3,000	3,178
5.20%, 01/23/2030(e)	3,000	3,090
5.15%, 04/23/2031(e)	17,000	17,537
5.39%, 04/24/2034(e)	1,000	1,039
5.56%, 07/25/2034(e)	1,000	1,051
5.50%, 01/23/2035(e)	1,000	1,043
5.61%, 04/23/2036(e)	8,000	8,399
6.85%(e)(f)	3,000	3,158
7.63%(e)(f)	3,000	3,215
Series BB, 3.90%(e)(f)	12,000	11,898
Westpac Banking Corp. (Australia), 6.82%, 11/17/2033	3,000	3,362
		16,561,795
Diversified Capital Markets–0.97%
UBS Group AG (Switzerland),
5.43%, 02/08/2030(b)(e)	200,000	206,675
4.40%, 09/23/2031(b)(e)	200,000	199,365
5.01%, 03/23/2037(b)(e)	200,000	199,116
7.00%(b)(e)(f)	200,000	204,092
7.13%(b)(e)(f)	226,000	232,780
Series 28, 9.25%(b)(e)(f)	200,000	221,139
Series 33, 9.25%(b)(e)(f)	201,000	239,655
		1,502,822
Diversified Financial Services–1.97%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.50%, 01/31/2056(e)	241,000	248,859
Aircastle Ltd./Aircastle Ireland DAC, 5.00%, 09/15/2030(b)	150,000	151,200
Apollo Global Management, Inc.,
6.38%, 11/15/2033	3,000	3,314
5.15%, 08/12/2035	97,000	97,527
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)	3,000	3,031
6.38%, 05/04/2028(b)	3,000	3,130
4.95%, 10/15/2032(b)	373,000	368,631
BlackRock Funding, Inc., 4.90%, 01/08/2035	2,000	2,047
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Diversified Financial Services–(continued)
Corebridge Financial, Inc.,
6.05%, 09/15/2033	$2,000	$2,136
5.75%, 01/15/2034	3,000	3,158
Eagle Funding LuxCo S.a.r.l. (Mexico), 5.50%, 08/17/2030(b)	1,103,000	1,120,438
Gabon Blue Bond Master Trust (Gabon), Series 2, 6.10%, 08/01/2038(b)	341,000	346,186
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	10,000	9,784
Jane Street Group/JSG Finance, Inc.,
7.13%, 04/30/2031(b)	30,000	31,490
6.13%, 11/01/2032(b)	107,000	108,531
6.75%, 05/01/2033(b)	93,000	96,666
LPL Holdings, Inc.,
5.70%, 05/20/2027	4,000	4,077
5.20%, 03/15/2030	2,000	2,045
5.15%, 06/15/2030	4,000	4,073
5.65%, 03/15/2035	5,000	5,098
5.75%, 06/15/2035	4,000	4,105
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	245,000	245,165
Wynnton Funding Trust II, 5.99%, 08/15/2055(b)	171,000	175,646
		3,036,337
Diversified Metals & Mining–0.34%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	1,000	1,029
5.25%, 09/08/2030	2,000	2,085
5.25%, 09/08/2033	3,000	3,125
5.75%, 09/05/2055	69,000	71,769
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	200,000	201,051
Glencore Funding LLC (Australia),
4.91%, 04/01/2028(b)	3,000	3,049
5.37%, 04/04/2029(b)	1,000	1,031
5.19%, 04/01/2030(b)	6,000	6,185
5.63%, 04/04/2034(b)	3,000	3,124
5.67%, 04/01/2035(b)	6,000	6,239
5.89%, 04/04/2054(b)	1,000	1,011
6.14%, 04/01/2055(b)	3,000	3,139
Rio Tinto Finance (USA) PLC (Australia),
5.00%, 03/14/2032	4,000	4,114
5.25%, 03/14/2035	3,000	3,093
5.88%, 03/14/2065	3,000	3,129
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (South Africa), 5.85%, 05/13/2032(b)	201,000	209,275
		522,448
Diversified REITs–0.01%
ERP Operating L.P., 4.95%, 06/15/2032	8,000	8,210
VICI Properties L.P.,
5.75%, 04/01/2034	2,000	2,079
6.13%, 04/01/2054	2,000	2,031
		12,320
Principal Amount		Value
Diversified Support Services–0.21%
Amazon Conservation DAC (Ecuador), 6.03%, 01/16/2042(b)	$270,000	$278,977
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(b)	2,000	2,119
5.04%, 03/25/2030(b)	8,000	8,165
RB Global Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	11,000	11,260
7.75%, 03/15/2031(b)	25,000	26,179
		326,700
Drug Retail–0.38%
CK Hutchison International (23) Ltd. (United Kingdom), 4.88%, 04/21/2033(b)	215,000	217,746
CVS Pass-Through Trust, 5.77%, 01/10/2033(b)	52,192	53,492
Teva Pharmaceutical Finance Netherlands IV B.V. (Israel), 5.75%, 12/01/2030	300,000	309,262
		580,500
Electric Utilities–3.12%
AEP Texas, Inc.,
3.95%, 06/01/2028(b)	162,000	160,787
5.70%, 05/15/2034	34,000	35,407
5.85%, 10/15/2055	84,000	83,754
AEP Transmission Co. LLC, 5.38%, 06/15/2035	5,000	5,177
Alabama Power Co.,
Series C, 4.30%, 03/15/2031	127,000	126,953
5.85%, 11/15/2033	3,000	3,221
5.10%, 04/02/2035	3,000	3,067
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	202,000	216,074
Alliant Energy Corp., 5.75%, 04/01/2056(e)	58,000	58,131
American Electric Power Co., Inc.,
5.75%, 11/01/2027	2,000	2,065
5.20%, 01/15/2029	2,000	2,063
Series C, 5.80%, 03/15/2056(e)	161,000	160,838
Series D, 6.05%, 03/15/2056(e)	95,000	95,371
Arizona Public Service Co., 5.90%, 08/15/2055	122,000	125,060
Baltimore Gas and Electric Co., 5.45%, 06/01/2035	6,000	6,237
Capital Power (US Holdings), Inc. (Canada),
5.26%, 06/01/2028(b)	11,000	11,213
6.19%, 06/01/2035(b)	13,000	13,652
CenterPoint Energy Houston Electric LLC,
4.80%, 03/15/2030	4,000	4,095
5.05%, 03/01/2035	2,000	2,023
Series AJ, 4.85%, 10/01/2052	1,000	912
Chile Electricity Lux MPC II S.a.r.l. (Chile), 5.58%, 10/20/2035(b)	273,701	283,083
Commonwealth Edison Co., 5.95%, 06/01/2055	7,000	7,450
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	1,000	1,053
5.90%, 11/15/2053	2,000	2,089
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Constellation Energy Generation LLC,
6.13%, 01/15/2034	$2,000	$2,178
6.50%, 10/01/2053	3,000	3,347
5.75%, 03/15/2054	1,000	1,014
Duke Energy Carolinas LLC,
4.85%, 03/15/2030	4,000	4,111
5.25%, 03/15/2035	3,000	3,107
5.35%, 01/15/2053	2,000	1,964
Duke Energy Corp.,
4.85%, 01/05/2029	2,000	2,039
4.95%, 09/15/2035	131,000	130,229
5.00%, 08/15/2052	1,000	901
Duke Energy Indiana LLC,
5.40%, 04/01/2053	2,000	1,961
5.90%, 05/15/2055	3,000	3,148
Electricite de France S.A. (France),
6.38%, 01/13/2055(b)	184,000	192,739
9.13%(b)(e)(f)	200,000	232,045
Entergy Corp., 7.13%, 12/01/2054(e)	2,000	2,093
Entergy Louisiana LLC,
5.15%, 09/15/2034	3,000	3,066
5.80%, 03/15/2055	5,000	5,126
Entergy Texas, Inc.,
5.25%, 04/15/2035	6,000	6,156
5.55%, 09/15/2054	3,000	2,953
Evergy Metro, Inc.,
4.95%, 04/15/2033	3,000	3,054
5.13%, 08/15/2035	94,000	95,050
Exelon Corp.,
5.15%, 03/15/2029	2,000	2,058
5.13%, 03/15/2031	6,000	6,190
5.45%, 03/15/2034	1,000	1,039
5.88%, 03/15/2055	3,000	3,057
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	2,000	2,046
FirstEnergy Transmission LLC,
4.55%, 01/15/2030	2,000	2,014
5.00%, 01/15/2035	2,000	2,004
Florida Power & Light Co.,
4.80%, 05/15/2033	2,000	2,036
5.80%, 03/15/2065	4,000	4,197
Georgia Power Co., 4.95%, 05/17/2033	3,000	3,062
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(b)	49,000	49,457
Kentucky Utilities Co., 5.85%, 08/15/2055	31,000	31,888
Louisville Gas and Electric Co., 5.85%, 08/15/2055	32,000	32,933
MidAmerican Energy Co.,
5.35%, 01/15/2034	3,000	3,138
5.85%, 09/15/2054	1,000	1,054
5.30%, 02/01/2055	2,000	1,952
National Rural Utilities Cooperative Finance Corp.,
4.85%, 02/07/2029	3,000	3,070
5.00%, 02/07/2031	3,000	3,093
5.80%, 01/15/2033	2,000	2,147
5.00%, 08/15/2034	4,000	4,083
7.13%, 09/15/2053(e)	4,000	4,212
Principal Amount		Value
Electric Utilities–(continued)
New England Power Co. (United Kingdom), 5.85%, 09/08/2055(b)	$55,000	$56,389
NextEra Energy Capital Holdings, Inc.,
4.90%, 03/15/2029	4,000	4,094
5.05%, 03/15/2030	7,000	7,211
5.45%, 03/15/2035	3,000	3,105
Niagara Mohawk Power Corp.,
4.65%, 10/03/2030(b)	28,000	28,145
5.29%, 01/17/2034(b)	2,000	2,040
6.00%, 07/03/2055(b)	41,000	42,365
Northern States Power Co.,
5.05%, 05/15/2035	10,000	10,206
5.65%, 05/15/2055	6,000	6,166
NRG Energy, Inc.,
4.73%, 10/15/2030(b)	292,000	292,090
5.75%, 01/15/2034(b)	130,000	129,949
5.41%, 10/15/2035(b)	250,000	251,007
6.00%, 01/15/2036(b)	144,000	144,111
Oglethorpe Power Corp., 5.90%, 02/01/2055	2,000	2,026
Ohio Power Co., 5.65%, 06/01/2034	2,000	2,095
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	4,000	4,002
Oncor Electric Delivery Co. LLC,
4.65%, 11/01/2029	4,000	4,066
5.65%, 11/15/2033	1,000	1,065
5.80%, 04/01/2055(b)	6,000	6,187
PacifiCorp,
5.10%, 02/15/2029	2,000	2,052
5.30%, 02/15/2031	2,000	2,075
5.45%, 02/15/2034	1,000	1,025
5.80%, 01/15/2055	1,000	981
Pinnacle West Capital Corp.,
4.90%, 05/15/2028	4,000	4,066
5.15%, 05/15/2030	5,000	5,145
PPL Capital Funding, Inc., 5.25%, 09/01/2034	1,000	1,023
PPL Electric Utilities Corp., 5.55%, 08/15/2055	47,000	47,440
PSEG Power LLC, 5.20%, 05/15/2030(b)	8,000	8,212
Public Service Co. of Colorado, 5.25%, 04/01/2053	1,000	948
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	2,000	2,094
RWE Finance US LLC (Germany),
5.13%, 09/18/2035(b)	150,000	148,051
5.88%, 09/18/2055(b)	150,000	148,307
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	2,000	1,926
5.55%, 04/15/2054	3,000	2,955
Sierra Pacific Power Co.,
5.90%, 03/15/2054	1,000	1,022
6.20%, 12/15/2055(e)	69,000	69,130
Southern Co. (The),
5.70%, 10/15/2032	3,000	3,180
4.85%, 03/15/2035	2,000	1,981
Southwestern Electric Power Co., 5.30%, 04/01/2033	3,000	3,074
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	9,000	9,237
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Union Electric Co.,
5.20%, 04/01/2034	$2,000	$2,064
5.25%, 04/15/2035	5,000	5,159
5.13%, 03/15/2055	2,000	1,895
Virginia Electric and Power Co.,
5.00%, 04/01/2033	3,000	3,055
Series C, 4.90%, 09/15/2035	175,000	174,157
Series D, 5.60%, 09/15/2055	158,000	157,508
Vistra Operations Co. LLC,
5.05%, 12/30/2026(b)	2,000	2,013
5.63%, 02/15/2027(b)	500,000	500,678
7.75%, 10/15/2031(b)	82,000	86,831
6.88%, 04/15/2032(b)	35,000	36,631
6.95%, 10/15/2033(b)	1,000	1,116
6.00%, 04/15/2034(b)	1,000	1,055
5.70%, 12/30/2034(b)	4,000	4,143
Wisconsin Electric Power Co., 4.15%, 10/15/2030	95,000	94,644
Xcel Energy, Inc., 4.75%, 03/21/2028	4,000	4,051
		4,806,029
Electrical Components & Equipment–0.02%
EnerSys, 4.38%, 12/15/2027(b)	11,000	10,854
Molex Electronic Technologies LLC,
4.75%, 04/30/2028(b)	8,000	8,082
5.25%, 04/30/2032(b)	13,000	13,236
Regal Rexnord Corp.,
6.30%, 02/15/2030	2,000	2,121
6.40%, 04/15/2033	2,000	2,148
		36,441
Electronic Components–0.00%
Amphenol Corp.,
5.00%, 01/15/2035	4,000	4,083
5.38%, 11/15/2054	2,000	2,001
		6,084
Electronic Equipment & Instruments–0.01%
Keysight Technologies, Inc., 5.35%, 07/30/2030	10,000	10,398
Electronic Manufacturing Services–0.03%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	41,000	42,197
Environmental & Facilities Services–0.01%
Republic Services, Inc.,
4.88%, 04/01/2029	3,000	3,076
5.00%, 12/15/2033	1,000	1,034
5.00%, 04/01/2034	3,000	3,079
Rollins, Inc., 5.25%, 02/24/2035	4,000	4,073
Veralto Corp.,
5.50%, 09/18/2026	2,000	2,025
5.35%, 09/18/2028	2,000	2,065
Waste Management, Inc., 5.35%, 10/15/2054	4,000	3,945
		19,297
Principal Amount		Value
Financial Exchanges & Data–0.07%
Intercontinental Exchange, Inc.,
4.95%, 06/15/2052	$2,000	$1,867
5.20%, 06/15/2062	1,000	956
Moody’s Corp., 5.25%, 07/15/2044	2,000	1,960
MSCI, Inc., 5.25%, 09/01/2035	86,000	86,745
Nasdaq, Inc.,
5.35%, 06/28/2028	2,000	2,063
5.55%, 02/15/2034	2,000	2,101
5.95%, 08/15/2053	2,000	2,096
6.10%, 06/28/2063	3,000	3,174
		100,962
Food Distributors–0.15%
Bunge Ltd. Finance Corp.,
4.55%, 08/04/2030	168,000	169,137
5.15%, 08/04/2035	59,000	59,719
Sysco Corp., 5.10%, 09/23/2030	3,000	3,095
		231,951
Food Retail–0.13%
Alimentation Couche-Tard, Inc. (Canada), 5.08%, 09/29/2035(b)	200,000	199,989
Kroger Co. (The), 5.65%, 09/15/2064	2,000	1,952
		201,941
Forest Products–0.07%
Georgia-Pacific LLC,
4.40%, 06/30/2028(b)	8,000	8,071
4.95%, 06/30/2032(b)	11,000	11,291
Suzano Netherlands B.V. (Brazil), 5.50%, 01/15/2036	89,000	89,145
		108,507
Gas Utilities–0.32%
Atmos Energy Corp.,
5.90%, 11/15/2033	3,000	3,258
5.20%, 08/15/2035	38,000	38,922
6.20%, 11/15/2053	3,000	3,307
5.45%, 01/15/2056	127,000	125,673
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	1,000	1,042
Snam S.p.A. (Italy), 5.00%, 05/28/2030(b)	209,000	212,075
Southern Co. Gas Capital Corp.,
Series A, 4.05%, 09/15/2028	24,000	23,982
5.75%, 09/15/2033	2,000	2,124
Series B, 5.10%, 09/15/2035	58,000	58,175
Southern Natural Gas Co. L.L.C., 5.45%, 08/01/2035(b)	14,000	14,290
Southwest Gas Corp., 5.45%, 03/23/2028	3,000	3,084
		485,932
Gold–0.15%
Fortitude Global Funding, 4.63%, 10/06/2028(b)	208,000	208,243
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	20,000	20,965
		229,208
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Health Care Distributors–0.12%
Cardinal Health, Inc.,
4.50%, 09/15/2030	$62,000	$62,212
5.45%, 02/15/2034	2,000	2,077
5.15%, 09/15/2035	25,000	25,159
Cencora, Inc., 5.13%, 02/15/2034	1,000	1,025
McKesson Corp.,
4.25%, 09/15/2029	2,000	2,009
4.65%, 05/30/2030	37,000	37,647
4.95%, 05/30/2032	28,000	28,681
5.25%, 05/30/2035	23,000	23,700
		182,510
Health Care Equipment–0.02%
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031	15,000	15,251
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	3,000	3,099
Stryker Corp.,
4.25%, 09/11/2029	3,000	3,009
4.85%, 02/10/2030	4,000	4,101
5.20%, 02/10/2035	5,000	5,158
		30,618
Health Care Facilities–0.01%
Adventist Health System, 5.76%, 12/01/2034	3,000	3,089
Universal Health Services, Inc.,
4.63%, 10/15/2029	2,000	1,999
5.05%, 10/15/2034	4,000	3,906
UPMC,
5.04%, 05/15/2033	3,000	3,062
5.38%, 05/15/2043	3,000	2,946
		15,002
Health Care REITs–0.04%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	2,000	2,013
5.63%, 05/15/2054	4,000	3,864
DOC DR LLC, 4.30%, 03/15/2027	2,000	2,001
Healthpeak OP LLC, 5.38%, 02/15/2035	4,000	4,090
National Health Investors, Inc., 5.35%, 02/01/2033	39,000	38,699
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	16,000	16,249
		66,916
Health Care Services–1.18%
Cigna Group (The), 4.50%, 09/15/2030	89,000	89,292
CommonSpirit Health,
5.32%, 12/01/2034	6,000	6,101
5.55%, 12/01/2054	5,000	4,827
Principal Amount		Value
Health Care Services–(continued)
CVS Health Corp.,
5.00%, 01/30/2029	$1,000	$1,020
5.25%, 01/30/2031	1,000	1,030
5.00%, 09/15/2032	22,000	22,278
5.45%, 09/15/2035	103,000	104,861
6.75%, 12/10/2054(e)	160,000	165,415
7.00%, 03/10/2055(c)(e)	577,000	606,683
6.20%, 09/15/2055	118,000	121,532
6.00%, 06/01/2063	1,000	986
6.25%, 09/15/2065	36,000	36,643
HCA, Inc.,
5.45%, 09/15/2034	3,000	3,078
5.75%, 03/01/2035	3,000	3,138
5.90%, 06/01/2053	2,000	1,976
6.20%, 03/01/2055	2,000	2,066
Icon Investments Six DAC,
5.81%, 05/08/2027	200,000	204,161
5.85%, 05/08/2029	209,000	218,219
6.00%, 05/08/2034	200,000	210,043
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	4,000	4,002
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	3,000	1,912
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	5,000	2,990
Quest Diagnostics, Inc., 6.40%, 11/30/2033	1,000	1,110
		1,813,363
Health Care Supplies–0.16%
DENTSPLY SIRONA, Inc., 8.38%, 09/12/2055(e)	237,000	244,584
Solventum Corp., 5.60%, 03/23/2034	3,000	3,125
		247,709
Highways & Railtracks–0.04%
Burlington Northern Santa Fe LLC, 5.80%, 03/15/2056	60,000	62,843
Home Improvement Retail–0.11%
Home Depot, Inc. (The),
4.90%, 04/15/2029	1,000	1,029
3.95%, 09/15/2030	96,000	95,214
4.65%, 09/15/2035	78,000	77,259
Lowe’s Cos., Inc.,
5.80%, 09/15/2062	1,000	1,004
5.85%, 04/01/2063	1,000	1,010
		175,516
Homebuilding–0.01%
Toll Brothers Finance Corp., 5.60%, 06/15/2035	21,000	21,531
Hotel & Resort REITs–0.01%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.25%, 08/15/2032	16,000	16,362
5.75%, 07/15/2034	3,000	3,124
4.95%, 01/15/2035	1,000	986
		20,472
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Hotels, Resorts & Cruise Lines–0.40%
Carnival Corp.,
7.00%, 08/15/2029(b)	$1,000	$1,054
5.75%, 03/15/2030(b)	26,000	26,563
5.88%, 06/15/2031(b)	227,000	232,762
5.75%, 08/01/2032(b)	170,000	173,218
Expedia Group, Inc., 5.40%, 02/15/2035	3,000	3,080
Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029(b)	22,000	22,470
6.13%, 04/01/2032(b)	7,000	7,201
5.75%, 09/15/2033(b)	78,000	79,098
Marriott International, Inc.,
4.88%, 05/15/2029	3,000	3,059
4.80%, 03/15/2030	2,000	2,038
5.30%, 05/15/2034	2,000	2,055
5.35%, 03/15/2035	4,000	4,093
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)	51,000	50,803
Royal Caribbean Cruises Ltd.,
6.25%, 03/15/2032(b)	5,000	5,163
6.00%, 02/01/2033(b)	6,000	6,155
		618,812
Household Appliances–0.03%
Whirlpool Corp.,
6.13%, 06/15/2030	14,000	14,122
6.50%, 06/15/2033	28,000	27,968
		42,090
Independent Power Producers & Energy Traders–0.02%
AES Corp. (The), 5.80%, 03/15/2032	13,000	13,466
Vistra Corp., 7.00%(b)(e)(f)	21,000	21,336
		34,802
Industrial Conglomerates–0.01%
Honeywell International, Inc.,
4.88%, 09/01/2029	4,000	4,115
4.95%, 09/01/2031	2,000	2,069
5.00%, 03/01/2035	4,000	4,069
		10,253
Industrial Machinery & Supplies & Components–0.09%
Enpro, Inc., 6.13%, 06/01/2033(b)	137,000	140,362
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	2,000	2,034
5.40%, 08/14/2028	1,000	1,035
Nordson Corp.,
5.60%, 09/15/2028	1,000	1,036
5.80%, 09/15/2033	1,000	1,068
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	1,000	1,045
		146,580
Industrial REITs–0.00%
LXP Industrial Trust, 6.75%, 11/15/2028	2,000	2,128
Principal Amount		Value
Insurance Brokers–0.01%
Arthur J. Gallagher & Co.,
4.85%, 12/15/2029	$1,000	$1,021
5.00%, 02/15/2032	3,000	3,064
5.15%, 02/15/2035	3,000	3,038
6.75%, 02/15/2054	1,000	1,130
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	2,000	2,100
5.45%, 03/15/2053	3,000	2,980
5.70%, 09/15/2053	2,000	2,050
		15,383
Integrated Oil & Gas–1.74%
Boroo Investments Pte. Ltd. (Peru), 9.50%, 08/07/2032(b)	232,000	219,020
Ecopetrol S.A. (Colombia),
4.63%, 11/02/2031	11,000	9,873
8.88%, 01/13/2033	297,000	322,128
8.38%, 01/19/2036	48,000	49,604
5.88%, 05/28/2045	12,000	9,187
Occidental Petroleum Corp.,
5.20%, 08/01/2029	3,000	3,046
5.38%, 01/01/2032	4,000	4,071
6.45%, 09/15/2036	1,000	1,063
4.63%, 06/15/2045	1,000	790
4.40%, 04/15/2046	53,000	41,615
Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029	162,000	174,614
6.63%, 06/15/2035	268,000	255,719
SA Global Sukuk Ltd. (Saudi Arabia),
4.13%, 09/17/2030(b)	425,000	419,507
4.63%, 09/17/2035(b)	403,000	393,326
Saudi Arabian Oil Co. (Saudi Arabia),
4.75%, 06/02/2030(b)	214,000	217,084
5.38%, 06/02/2035(b)	253,000	261,853
6.38%, 06/02/2055(b)	288,000	307,217
		2,689,717
Integrated Telecommunication Services–0.31%
AT&T, Inc.,
4.30%, 02/15/2030	1,000	1,002
5.40%, 02/15/2034	1,000	1,040
6.05%, 08/15/2056	48,000	49,788
Bell Canada (Canada),
6.88%, 09/15/2055(e)	59,000	61,288
7.00%, 09/15/2055(e)	69,000	72,184
TELUS Corp. (Canada),
6.63%, 10/15/2055(e)	53,000	54,579
7.00%, 10/15/2055(e)	53,000	55,945
Verizon Communications, Inc., 5.25%, 04/02/2035	8,000	8,138
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	159,000	169,547
		473,511
Interactive Home Entertainment–0.03%
Kodiak Gas Services LLC, 6.50%, 10/01/2033(b)	53,000	53,996
Interactive Media & Services–0.57%
Alphabet, Inc., 5.30%, 05/15/2065	12,000	11,950
Flutter Treasury DAC (Ireland), 5.88%, 06/04/2031(b)	281,000	285,407
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Interactive Media & Services–(continued)
Match Group Holdings II LLC, 6.13%, 09/15/2033(b)	$138,000	$139,321
Meta Platforms, Inc.,
4.55%, 08/15/2031	4,000	4,081
4.75%, 08/15/2034	4,000	4,054
5.40%, 08/15/2054	2,000	1,977
5.75%, 05/15/2063	2,000	2,059
5.55%, 08/15/2064	3,000	2,980
WarnerMedia Holdings, Inc., 5.05%, 03/15/2042(c)	529,000	422,642
		874,471
Internet Services & Infrastructure–0.24%
CoreWeave, Inc.,
9.25%, 06/01/2030(b)	268,000	277,113
9.00%, 02/01/2031(b)	97,000	99,535
		376,648
Investment Banking & Brokerage–0.73%
Brookfield Finance, Inc. (Canada), 5.33%, 01/15/2036	288,000	289,632
Charles Schwab Corp. (The), Series K, 5.00%(e)(f)	2,000	1,993
Egyptian Financial Co. for Sovereign Taskeek (The) (Egypt), 6.38%, 04/07/2029(b)	200,000	200,706
Goldman Sachs Group, Inc. (The),
5.04% (SOFR + 0.79%), 12/09/2026(d)	2,000	2,002
5.61% (SOFR + 1.29%), 04/23/2028(d)	10,000	10,091
5.73%, 04/25/2030(e)	3,000	3,139
5.05%, 07/23/2030(e)	2,000	2,051
4.69%, 10/23/2030(e)	2,000	2,026
5.21%, 01/28/2031(e)	3,000	3,098
5.22%, 04/23/2031(e)	17,000	17,583
5.85%, 04/25/2035(e)	2,000	2,132
5.33%, 07/23/2035(e)	2,000	2,060
5.54%, 01/28/2036(e)	2,000	2,089
5.73%, 01/28/2056(e)	4,000	4,150
Series V, 4.13%(e)(f)	22,000	21,663
Series W, 7.50%(e)(f)	97,000	103,083
Series X, 7.50%(e)(f)	138,000	145,874
Morgan Stanley,
5.12%, 02/01/2029(e)	3,000	3,065
4.99%, 04/12/2029(e)	4,000	4,080
5.16%, 04/20/2029(e)	3,000	3,071
5.45%, 07/20/2029(e)	2,000	2,067
6.41%, 11/01/2029(e)	2,000	2,126
5.17%, 01/16/2030(e)	3,000	3,084
5.04%, 07/19/2030(e)	4,000	4,100
4.65%, 10/18/2030(e)	4,000	4,045
5.19%, 04/17/2031(e)	10,000	10,329
5.25%, 04/21/2034(e)	1,000	1,032
5.42%, 07/21/2034(e)	2,000	2,085
5.47%, 01/18/2035(e)	2,000	2,084
5.83%, 04/19/2035(e)	2,000	2,133
5.32%, 07/19/2035(e)	1,000	1,032
5.59%, 01/18/2036(e)	3,000	3,142
5.66%, 04/17/2036(e)	4,000	4,222
5.95%, 01/19/2038(e)	3,000	3,146
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Raymond James Financial, Inc.,
4.90%, 09/11/2035	$160,000	$158,331
5.65%, 09/11/2055	107,000	106,280
		1,132,826
IT Consulting & Other Services–0.66%
International Business Machines Corp.,
4.80%, 02/10/2030	382,000	391,047
5.20%, 02/10/2035	261,000	268,034
5.70%, 02/10/2055	348,000	353,050
		1,012,131
Leisure Facilities–0.04%
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	60,000	60,413
Leisure Products–0.00%
Brunswick Corp., 5.85%, 03/18/2029	3,000	3,108
Life & Health Insurance–2.53%
200 Park Funding Trust, 5.74%, 02/15/2055(b)	192,000	194,681
AIA Group Ltd. (Hong Kong),
5.38%, 04/05/2034(b)	200,000	207,772
4.95%, 03/30/2035(b)	200,000	201,643
5.40%, 09/30/2054(b)	200,000	196,870
American National Global Funding, 5.55%, 01/28/2030(b)	2,000	2,062
American National Group, Inc.,
6.00%, 07/15/2035	16,000	16,346
7.00%, 12/01/2055(e)	164,000	169,203
Athene Global Funding, 5.58%, 01/09/2029(b)	4,000	4,136
Athene Holding Ltd.,
6.25%, 04/01/2054	2,000	2,042
6.63%, 05/19/2055	14,000	14,996
Belrose Funding Trust II, 6.79%, 05/15/2055(b)(c)	283,000	306,747
Corebridge Global Funding,
5.90%, 09/19/2028(b)	1,000	1,047
5.20%, 01/12/2029(b)	1,000	1,029
5.20%, 06/24/2029(b)	2,000	2,055
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20%(b)(e)(f)	200,000	208,045
GA Global Funding Trust,
5.50%, 01/08/2029(b)	80,000	82,836
4.50%, 09/18/2030(b)	375,000	372,224
High Street Funding Trust III, 5.81%, 02/15/2055(b)	105,000	105,097
Jackson National Life Global Funding, 4.70%, 06/05/2028(b)	150,000	151,770
Lincoln Financial Global Funding, 4.63%, 08/18/2030(b)	52,000	52,353
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(g)	784,000	707,952
MetLife, Inc.,
5.25%, 01/15/2054	1,000	975
Series G, 6.35%, 03/15/2055(e)	3,000	3,190
Nippon Life Insurance Co. (Japan),
5.95%, 04/16/2054(b)(e)	226,000	236,082
6.50%, 04/30/2055(b)(e)	200,000	215,538
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Life & Health Insurance–(continued)
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(b)	$2,000	$1,341
Pricoa Global Funding I, 4.65%, 08/27/2031(b)	150,000	151,715
Prudential Financial, Inc., 5.20%, 03/14/2035	5,000	5,143
Wynnton Funding Trust, 5.25%, 08/15/2035(b)	283,000	285,476
		3,900,366
Managed Health Care–0.01%
UnitedHealth Group, Inc.,
5.25%, 02/15/2028	3,000	3,081
5.30%, 02/15/2030	2,000	2,082
5.35%, 02/15/2033	1,000	1,045
5.05%, 04/15/2053	3,000	2,751
5.63%, 07/15/2054	2,000	1,991
		10,950
Marine Transportation–0.18%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)	1,000	1,062
NCL Corp. Ltd.,
5.88%, 01/15/2031(b)	90,000	90,061
6.25%, 09/15/2033(b)	86,000	86,499
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	92,000	94,844
		272,466
Metal, Glass & Plastic Containers–0.42%
Ball Corp., 5.50%, 09/15/2033(c)	304,000	307,458
Crown Americas LLC, 5.88%, 06/01/2033(b)	116,000	117,274
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030	112,000	115,406
5.44%, 04/03/2034	103,000	106,945
		647,083
Movies & Entertainment–0.00%
Netflix, Inc., 5.40%, 08/15/2054	1,000	1,008
Multi-Family Residential REITs–0.01%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	2,000	2,084
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	3,000	2,965
Mid-America Apartments L.P., 5.30%, 02/15/2032	2,000	2,083
UDR, Inc., 5.13%, 09/01/2034	1,000	1,014
		8,146
Multi-line Insurance–0.29%
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	200,000	202,136
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	240,000	248,777
		450,913
Multi-Utilities–0.63%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	3,000	3,022
Principal Amount		Value
Multi-Utilities–(continued)
Ameren Illinois Co., 4.95%, 06/01/2033	$3,000	$3,082
Black Hills Corp., 6.15%, 05/15/2034	2,000	2,140
CenterPoint Energy, Inc., 5.95%, 04/01/2056(e)	200,000	200,500
Dominion Energy, Inc.,
5.38%, 11/15/2032	2,000	2,079
6.00%, 02/15/2056(e)	179,000	180,479
6.20%, 02/15/2056(e)	218,000	219,628
DTE Electric Co.,
5.20%, 03/01/2034	2,000	2,073
5.85%, 05/15/2055	3,000	3,157
DTE Energy Co., 4.95%, 07/01/2027	2,000	2,026
ENGIE S.A. (France), 5.25%, 04/10/2029(b)	204,000	210,294
NiSource, Inc.,
5.25%, 03/30/2028	3,000	3,080
5.35%, 04/01/2034	4,000	4,121
5.85%, 04/01/2055	4,000	4,061
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	3,000	3,145
Sempra,
6.88%, 10/01/2054(e)	3,000	3,113
6.55%, 04/01/2055(e)	3,000	3,070
6.63%, 04/01/2055(e)	4,000	4,070
6.38%, 04/01/2056(e)	114,000	117,061
WEC Energy Group, Inc., 5.15%, 10/01/2027	2,000	2,039
		972,240
Office REITs–0.16%
Boston Properties L.P.,
Conv., 2.00%, 10/01/2030(b)	148,000	148,148
5.75%, 01/15/2035	4,000	4,091
Brandywine Operating Partnership L.P.,
8.30%, 03/15/2028	19,000	20,209
8.88%, 04/12/2029	33,000	35,847
COPT Defense Properties L.P., 4.50%, 10/15/2030	36,000	35,780
Cousins Properties L.P.,
5.38%, 02/15/2032	2,000	2,054
5.88%, 10/01/2034	2,000	2,100
Piedmont Operating Partnership L.P., 6.88%, 07/15/2029	2,000	2,117
		250,346
Oil & Gas Equipment & Services–0.00%
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	2,000	1,970
Oil & Gas Exploration & Production–0.11%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	31,000	32,353
ConocoPhillips Co., 5.70%, 09/15/2063	2,000	1,986
Diamondback Energy, Inc.,
5.20%, 04/18/2027	3,000	3,044
5.15%, 01/30/2030	4,000	4,121
5.90%, 04/18/2064	1,000	964
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
EOG Resources, Inc.,
4.40%, 07/15/2028	$9,000	$9,085
5.35%, 01/15/2036	13,000	13,353
5.95%, 07/15/2055	33,000	34,578
Expand Energy Corp., 5.38%, 03/15/2030	3,000	3,051
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.88%, 05/15/2034(b)	10,000	9,648
7.25%, 02/15/2035(b)	25,000	24,449
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	21,857	22,454
Woodside Finance Ltd. (Australia), 5.70%, 05/19/2032	7,000	7,272
		166,358
Oil & Gas Refining & Marketing–0.56%
Phillips 66 Co.,
Series A, 5.88%, 03/15/2056(e)	156,000	154,904
Series B, 6.20%, 03/15/2056(e)	117,000	117,424
Raizen Fuels Finance S.A. (Brazil), 6.70%, 02/25/2037(b)	200,000	194,500
Sunoco L.P.,
5.63%, 03/15/2031(b)	90,000	89,392
5.88%, 03/15/2034(b)	169,000	167,642
7.88%(b)(e)(f)	142,000	144,323
		868,185
Oil & Gas Storage & Transportation–2.52%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
6.63%, 02/01/2032(b)	48,000	49,478
5.75%, 10/15/2033(b)(c)	348,000	346,674
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	1,000	1,059
Columbia Pipelines Holding Co. LLC,
6.06%, 08/15/2026(b)	3,000	3,041
5.10%, 10/01/2031(b)	4,000	4,064
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	4,000	3,855
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	3,000	2,960
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	1,000	1,053
7.63%, 01/15/2083(e)	2,000	2,173
Energy Transfer L.P.,
6.10%, 12/01/2028	2,000	2,106
6.40%, 12/01/2030	2,000	2,168
5.55%, 05/15/2034	2,000	2,053
5.95%, 05/15/2054	2,000	1,938
8.00%, 05/15/2054(e)	88,000	94,103
6.05%, 09/01/2054	2,000	1,965
7.13%, 10/01/2054(e)	368,000	382,294
6.50%, 02/15/2056(e)	342,000	340,732
6.75%, 02/15/2056(e)	284,000	283,776
Enterprise Products Operating LLC,
4.30%, 06/20/2028	23,000	23,183
5.20%, 01/15/2036	22,000	22,370
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035(b)	29,000	30,095
GC Treasury Center Co. Ltd. (Thailand), 6.50%(b)(e)(f)	200,000	202,962
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
5.85%, 02/23/2036(b)	$205,000	$215,458
6.13%, 02/23/2038(b)	200,000	213,038
6.51%, 02/23/2042(b)	200,000	217,016
6.10%, 08/23/2042(b)	200,000	210,532
Gulfstream Natural Gas System L.L.C., 5.60%, 07/23/2035(b)	51,000	52,284
Kinder Morgan, Inc.,
5.15%, 06/01/2030	5,000	5,159
4.80%, 02/01/2033	2,000	2,001
5.20%, 06/01/2033	1,000	1,024
5.85%, 06/01/2035	9,000	9,485
MPLX L.P.,
4.80%, 02/15/2031	107,000	107,687
5.00%, 01/15/2033	80,000	79,840
5.40%, 09/15/2035	174,000	174,459
4.95%, 03/14/2052	2,000	1,708
6.20%, 09/15/2055	93,000	94,153
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	27,000	27,690
Plains All American Pipeline L.P., 5.95%, 06/15/2035	3,000	3,133
Plains All American Pipeline L.P./PAA Finance Corp.,
4.70%, 01/15/2031	70,000	70,177
5.60%, 01/15/2036	42,000	42,549
South Bow Canadian infrastructure Holdings Ltd. (Canada),
7.50%, 03/01/2055(e)	86,000	91,382
7.63%, 03/01/2055(e)	147,000	153,698
South Bow USA Infrastructure Holdings LLC (Canada),
5.03%, 10/01/2029	7,000	7,082
5.58%, 10/01/2034	5,000	5,029
6.18%, 10/01/2054	1,000	976
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	54,000	55,652
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)	48,000	52,927
9.88%, 02/01/2032(b)	21,000	22,876
Venture Global Plaquemines LNG LLC,
7.50%, 05/01/2033(b)	30,000	33,169
6.50%, 01/15/2034(b)	26,000	27,385
7.75%, 05/01/2035(b)	55,000	62,113
6.75%, 01/15/2036(b)	25,000	26,570
Western Midstream Operating L.P.,
6.15%, 04/01/2033	1,000	1,057
5.45%, 11/15/2034	1,000	1,002
Williams Cos., Inc. (The),
5.30%, 08/15/2028	2,000	2,063
4.80%, 11/15/2029	4,000	4,075
5.65%, 03/15/2033	1,000	1,051
5.15%, 03/15/2034	2,000	2,031
5.80%, 11/15/2054	4,000	4,018
6.00%, 03/15/2055	2,000	2,065
		3,887,716
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Other Specialized REITs–0.00%
Simon Property Group L.P., 4.75%, 09/26/2034	$4,000	$3,978
Other Specialty Retail–0.06%
Macy’s Retail Holdings LLC, 7.38%, 08/01/2033(b)	79,000	82,474
Tractor Supply Co., 5.25%, 05/15/2033	3,000	3,099
		85,573
Packaged Foods & Meats–0.03%
Campbell’s Co. (The),
5.20%, 03/21/2029	2,000	2,054
5.40%, 03/21/2034	1,000	1,025
5.25%, 10/13/2054	2,000	1,853
J.M. Smucker Co. (The), 6.20%, 11/15/2033	3,000	3,260
Mars, Inc.,
4.80%, 03/01/2030(b)	4,000	4,077
5.00%, 03/01/2032(b)	8,000	8,188
5.20%, 03/01/2035(b)	3,000	3,068
5.65%, 05/01/2045(b)	6,000	6,091
5.70%, 05/01/2055(b)	5,000	5,068
5.80%, 05/01/2065(b)	3,000	3,062
McCormick & Co., Inc., 4.70%, 10/15/2034	2,000	1,963
Post Holdings, Inc., 6.25%, 10/15/2034(b)	12,000	12,130
		51,839
Paper & Plastic Packaging Products & Materials–0.04%
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)	17,000	17,284
Sealed Air Corp., 7.25%, 02/15/2031(b)	37,000	38,871
		56,155
Paper Products–0.01%
Magnera Corp., 7.25%, 11/15/2031(b)	13,000	12,243
Passenger Airlines–0.13%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 07/11/2034	839	762
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	104,375	104,510
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	2,000	2,002
5.31%, 10/20/2031(b)	2,000	1,992
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	3,260	2,966
Delta Air Lines, Inc.,
4.95%, 07/10/2028	53,000	53,657
5.25%, 07/10/2030	16,000	16,329
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	634	633
4.75%, 10/20/2028(b)	4,751	4,780
Principal Amount		Value
Passenger Airlines–(continued)
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	$1,106	$1,138
Series 24-A, 5.88%, 02/15/2037	4,828	4,941
Series AA, 5.45%, 02/15/2037	4,828	4,983
		198,693
Passenger Ground Transportation–0.12%
Uber Technologies, Inc.,
4.30%, 01/15/2030	4,000	4,014
4.15%, 01/15/2031	122,000	120,962
4.80%, 09/15/2035	54,000	53,544
5.35%, 09/15/2054	2,000	1,942
		180,462
Pharmaceuticals–0.98%
AstraZeneca Finance LLC (United Kingdom),
4.85%, 02/26/2029	1,000	1,026
4.90%, 02/26/2031	3,000	3,099
Bristol-Myers Squibb Co.,
4.90%, 02/22/2027	2,000	2,027
4.90%, 02/22/2029	2,000	2,054
5.75%, 02/01/2031	3,000	3,210
5.90%, 11/15/2033	2,000	2,175
6.25%, 11/15/2053	2,000	2,185
6.40%, 11/15/2063	1,000	1,105
Eli Lilly and Co.,
4.70%, 02/09/2034	2,000	2,023
4.88%, 02/27/2053	1,000	933
5.00%, 02/09/2054	3,000	2,841
5.55%, 10/15/2055	40,000	41,181
5.10%, 02/09/2064	3,000	2,839
5.20%, 08/14/2064	3,000	2,888
5.65%, 10/15/2065	35,000	36,168
EMD Finance LLC (Germany),
4.13%, 08/15/2028(b)	151,000	151,073
4.38%, 10/15/2030(b)	296,000	296,079
4.63%, 10/15/2032(b)	150,000	149,848
5.00%, 10/15/2035(b)	150,000	150,110
Merck & Co., Inc.,
4.90%, 05/17/2044	2,000	1,897
5.15%, 05/17/2063	2,000	1,885
Novartis Capital Corp.,
4.20%, 09/18/2034	4,000	3,914
4.70%, 09/18/2054	4,000	3,654
Takeda U.S. Financing, Inc.,
5.20%, 07/07/2035(c)	354,000	359,964
5.90%, 07/07/2055	200,000	206,198
Zoetis, Inc., 4.15%, 08/17/2028	86,000	86,309
		1,516,685
Property & Casualty Insurance–0.20%
Allstate Corp. (The), 4.20%, 12/15/2046	2,000	1,679
American International Group, Inc., 4.85%, 05/07/2030	4,000	4,095
CNA Financial Corp., 5.20%, 08/15/2035	189,000	189,503
Fairfax Financial Holdings Ltd. (Canada), 6.10%, 03/15/2055	2,000	2,053
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Property & Casualty Insurance–(continued)
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	$52,000	$52,661
Travelers Cos., Inc. (The),
5.05%, 07/24/2035	12,000	12,220
5.45%, 05/25/2053	2,000	2,004
5.70%, 07/24/2055	36,000	37,321
		301,536
Rail Transportation–0.00%
Canadian Pacific Railway Co. (Canada), 5.20%, 03/30/2035	3,000	3,094
Real Estate Development–0.01%
Essential Properties L.P., 5.40%, 12/01/2035	23,000	23,100
Regional Banks–0.45%
Huntington Bancshares, Inc., Series K, 6.25%(e)(f)	223,000	222,647
Regions Financial Corp., 5.72%, 06/06/2030(e)	1,000	1,043
Synovus Financial Corp., 6.17%, 11/01/2030(e)	2,000	2,077
Truist Financial Corp., Series P, 4.95%(e)(f)	4,000	3,989
Webster Financial Corp., 5.78%, 09/11/2035(e)	199,000	199,235
Zions Bancorp. N.A., 4.70%, 08/18/2028(e)	259,000	259,869
		688,860
Reinsurance–0.50%
Fortitude Group Holdings LLC, 6.25%, 04/01/2030(b)	2,000	2,078
Global Atlantic (Fin) Co.,
6.75%, 03/15/2054(b)	4,000	4,239
7.95%, 10/15/2054(b)(e)	95,000	100,676
Kuwait International Government Bond (Kuwait),
4.14%, 10/09/2030(b)	200,000	200,000
4.65%, 10/09/2035(b)	200,000	200,000
RGA Global Funding, 5.00%, 08/25/2032(b)	262,000	263,702
		770,695
Renewable Electricity–0.18%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	42,000	43,077
Idaho Power Co., 5.20%, 08/15/2034	3,000	3,101
Southern Power Co.,
Series A, 4.25%, 10/01/2030	108,000	107,403
Series B, 4.90%, 10/01/2035	130,000	128,279
		281,860
Research & Consulting Services–0.11%
CACI International, Inc., 6.38%, 06/15/2033(b)	13,000	13,426
Verisk Analytics, Inc.,
4.50%, 08/15/2030	33,000	33,114
5.13%, 02/15/2036	119,000	120,171
		166,711
Principal Amount		Value
Restaurants–0.55%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029(b)	$57,000	$57,757
Arcos Dorados B.V. (Brazil), 6.38%, 01/29/2032(b)	220,000	232,320
McDonald’s Corp.,
4.80%, 08/14/2028	3,000	3,066
4.60%, 05/15/2030	5,000	5,080
4.40%, 02/12/2031	158,000	158,510
4.95%, 08/14/2033	4,000	4,123
4.95%, 03/03/2035	5,000	5,068
5.00%, 02/13/2036	175,000	176,358
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(b)	198,000	208,097
		850,379
Retail REITs–0.19%
Agree L.P., 5.63%, 06/15/2034	3,000	3,129
Brixmor Operating Partnership L.P.,
4.85%, 02/15/2033	55,000	54,905
5.75%, 02/15/2035	3,000	3,140
Kimco Realty OP LLC,
4.85%, 03/01/2035	3,000	2,983
5.30%, 02/01/2036	16,000	16,367
Kite Realty Group L.P.,
4.95%, 12/15/2031	4,000	4,052
5.50%, 03/01/2034	2,000	2,058
NNN REIT, Inc.,
5.60%, 10/15/2033	3,000	3,140
5.50%, 06/15/2034	1,000	1,038
Realty Income Corp.,
2.20%, 06/15/2028	2,000	1,907
5.63%, 10/13/2032	2,000	2,122
4.50%, 02/01/2033	183,000	181,056
5.13%, 04/15/2035	2,000	2,035
5.38%, 09/01/2054	2,000	1,959
Regency Centers L.P.,
5.00%, 07/15/2032	5,000	5,118
5.25%, 01/15/2034	1,000	1,028
5.10%, 01/15/2035	1,000	1,013
		287,050
Self-Storage REITs–0.07%
Americold Realty Operating Partnership L.P.,
5.60%, 05/15/2032	7,000	7,091
5.41%, 09/12/2034	2,000	1,968
Extra Space Storage L.P.,
5.70%, 04/01/2028	2,000	2,066
4.95%, 01/15/2033	59,000	59,379
5.40%, 02/01/2034	3,000	3,089
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	1,000	1,011
Prologis L.P.,
4.88%, 06/15/2028	2,000	2,046
4.75%, 01/15/2031	12,000	12,263
5.13%, 01/15/2034	1,000	1,028
5.00%, 03/15/2034	3,000	3,050
5.00%, 01/31/2035	4,000	4,056
5.25%, 05/15/2035	7,000	7,215
5.25%, 03/15/2054	2,000	1,938
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Self-Storage REITs–(continued)
Public Storage Operating Co., 5.35%, 08/01/2053	$1,000	$990
		107,190
Semiconductors–1.96%
Broadcom, Inc.,
5.20%, 07/15/2035	22,000	22,682
4.80%, 02/15/2036	226,000	225,402
4.90%, 02/15/2038	179,000	178,123
Foundry JV Holdco LLC,
5.50%, 01/25/2031(b)	200,000	207,675
6.15%, 01/25/2032(b)	205,000	219,280
5.88%, 01/25/2034(b)	326,000	339,943
6.25%, 01/25/2035(b)	272,000	291,457
6.10%, 01/25/2036(b)	205,000	218,039
6.20%, 01/25/2037(b)	200,000	213,596
6.40%, 01/25/2038(b)	200,000	216,861
6.30%, 01/25/2039(b)	200,000	215,367
Kioxia Holdings Corp. (Japan),
6.25%, 07/24/2030(b)	54,000	55,141
6.63%, 07/24/2033(b)	53,000	54,545
Micron Technology, Inc.,
5.30%, 01/15/2031	2,000	2,070
5.65%, 11/01/2032	6,000	6,300
6.05%, 11/01/2035	14,000	14,966
SK Hynix, Inc. (South Korea),
4.25%, 09/11/2028(b)	205,000	204,968
4.38%, 09/11/2030(b)	335,000	333,638
		3,020,053
Single-Family Residential REITs–0.00%
American Homes 4 Rent L.P.,
5.50%, 07/15/2034	3,000	3,097
5.25%, 03/15/2035	2,000	2,023
		5,120
Soft Drinks & Non-alcoholic Beverages–0.28%
Coca-Cola Co. (The), 5.40%, 05/13/2064	2,000	1,992
Coca-Cola FEMSA S.A.B. de C.V. (Mexico), 5.10%, 05/06/2035	254,000	256,205
Keurig Dr Pepper, Inc.,
4.35%, 05/15/2028	3,000	3,000
4.60%, 05/15/2030	10,000	10,008
PepsiCo, Inc.,
4.10%, 01/15/2029	109,000	109,432
4.60%, 02/07/2030	3,000	3,066
4.30%, 07/23/2030	51,000	51,338
5.00%, 02/07/2035	3,000	3,072
		438,113
Sovereign Debt–2.57%
Barbados Government International Bond (Barbados), 8.00%, 06/26/2035(b)	88,000	91,669
Brazilian Government International Bond (Brazil), 6.13%, 03/15/2034	208,000	213,096
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	200,000	219,493
Principal Amount		Value
Sovereign Debt–(continued)
Dominican Republic International Bond (Dominican Republic),
6.95%, 03/15/2037(b)	$285,000	$304,651
7.15%, 02/24/2055(b)	215,000	228,910
Guatemala Government Bond (Guatemala),
6.05%, 08/06/2031(b)	200,000	208,080
6.25%, 08/15/2036(b)	200,000	206,936
6.88%, 08/15/2055(b)	200,000	210,250
Mexico Government International Bond (Mexico),
4.75%, 03/22/2031	312,000	310,206
5.85%, 07/02/2032	234,000	241,874
Series 10, 5.63%, 09/22/2035	238,000	237,181
Peruvian Government International Bond (Peru), 5.38%, 02/08/2035	70,000	71,470
Republic of Poland Government International Bond (Poland),
5.75%, 11/16/2032	5,000	5,366
5.38%, 02/12/2035	270,000	280,793
Romanian Government International Bond (Romania),
5.25%, 11/25/2027(b)	30,000	30,379
6.63%, 02/17/2028(b)	138,000	143,756
5.88%, 01/30/2029(b)	90,000	92,606
7.13%, 01/17/2033(b)	106,000	113,260
5.75%, 03/24/2035(b)	154,000	148,660
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	210,000	215,229
Turkiye Government International Bond (Turkey), 6.95%, 09/16/2035	381,000	383,857
		3,957,722
Specialized Consumer Services–0.41%
Rentokil Terminix Funding LLC,
5.00%, 04/28/2030(b)	208,000	212,027
5.63%, 04/28/2035(b)	400,000	412,885
		624,912
Specialized Finance–0.07%
Jefferson Capital Holdings LLC,
9.50%, 02/15/2029(b)	20,000	21,137
8.25%, 05/15/2030(b)	87,000	91,062
		112,199
Specialty Chemicals–0.48%
OCP S.A. (Morocco), 6.70%, 03/01/2036(b)	202,000	216,542
Sherwin-Williams Co. (The),
4.30%, 08/15/2028	165,000	165,875
4.50%, 08/15/2030	69,000	69,486
5.15%, 08/15/2035	20,000	20,361
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(b)	210,000	226,895
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033(b)	41,000	41,161
		740,320
Steel–0.51%
Cleveland-Cliffs, Inc.,
5.88%, 06/01/2027(c)	411,000	411,250
6.88%, 11/01/2029(b)	62,000	63,235
7.63%, 01/15/2034(b)	90,000	92,795
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Steel–(continued)
POSCO Holdings, Inc. (South Korea), 5.13%, 05/07/2030(b)	$211,000	$216,162
		783,442
Systems Software–0.38%
Oracle Corp.,
4.45%, 09/26/2030	155,000	154,960
6.25%, 11/09/2032	1,000	1,087
4.90%, 02/06/2033	1,000	1,009
4.70%, 09/27/2034	4,000	3,908
5.20%, 09/26/2035	113,000	113,665
5.88%, 09/26/2045	176,000	176,580
6.90%, 11/09/2052	1,000	1,113
5.38%, 09/27/2054	4,000	3,677
6.00%, 08/03/2055	4,000	4,019
5.95%, 09/26/2055	119,000	118,716
5.50%, 09/27/2064	4,000	3,666
6.13%, 08/03/2065	5,000	5,023
		587,423
Technology Hardware, Storage & Peripherals–0.00%
Apple, Inc., 4.25%, 02/09/2047	2,000	1,751
Hewlett Packard Enterprise Co.,
5.00%, 10/15/2034	2,000	1,985
5.60%, 10/15/2054	3,000	2,871
		6,607
Tobacco–0.11%
B.A.T. Capital Corp. (United Kingdom),
5.83%, 02/20/2031	1,000	1,058
4.63%, 03/22/2033	110,000	108,903
6.00%, 02/20/2034	1,000	1,069
7.08%, 08/02/2043	1,000	1,133
7.08%, 08/02/2053	2,000	2,294
Philip Morris International, Inc.,
5.00%, 11/17/2025	1,000	1,001
4.38%, 11/01/2027	4,000	4,032
5.13%, 11/17/2027	3,000	3,065
4.88%, 02/15/2028	1,000	1,018
4.13%, 04/28/2028	3,000	3,006
5.25%, 09/07/2028	2,000	2,065
4.88%, 02/13/2029	2,000	2,044
4.63%, 11/01/2029	4,000	4,061
4.38%, 04/30/2030	10,000	10,050
5.13%, 02/13/2031	1,000	1,035
4.75%, 11/01/2031	4,000	4,071
5.75%, 11/17/2032	2,000	2,132
5.38%, 02/15/2033	3,000	3,134
5.63%, 09/07/2033	1,000	1,061
4.90%, 11/01/2034	4,000	4,034
4.88%, 04/30/2035	9,000	9,010
		169,276
Trading Companies & Distributors–0.15%
Air Lease Corp., Series B, 4.65%(e)(f)	81,000	80,066
Ferguson Enterprises, Inc.,
4.35%, 03/15/2031	145,000	144,113
5.00%, 10/03/2034	2,000	2,015
		226,194
Principal Amount		Value
Transaction & Payment Processing Services–0.12%
Block, Inc.,
5.63%, 08/15/2030(b)	$34,000	$34,473
6.00%, 08/15/2033(b)	41,000	42,013
Fiserv, Inc.,
5.38%, 08/21/2028	1,000	1,031
4.55%, 02/15/2031	32,000	32,133
5.63%, 08/21/2033	2,000	2,101
5.45%, 03/15/2034	2,000	2,068
5.25%, 08/11/2035	72,000	72,793
Mastercard, Inc., 4.85%, 03/09/2033	1,000	1,028
		187,640
Water Utilities–0.04%
American Water Capital Corp., 5.70%, 09/01/2055	66,000	67,108
Wireless Telecommunication Services–0.19%
Rogers Communications, Inc. (Canada),
7.00%, 04/15/2055(e)	91,000	95,004
7.13%, 04/15/2055(e)	63,000	66,816
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(b)	104,500	104,915
T-Mobile USA, Inc.,
5.65%, 01/15/2053	1,000	989
6.00%, 06/15/2054	3,000	3,108
5.88%, 11/15/2055	3,000	3,067
Vodafone Group PLC (United Kingdom), 5.13%, 06/04/2081(e)	25,000	19,744
		293,643
Total U.S. Dollar Denominated Bonds & Notes (Cost $75,443,263)		77,412,728

Asset-Backed Securities–29.36%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(h)	294	293
AGL CLO 17 Ltd., Series 2022-17A, Class AR, 5.28% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(d)	307,000	307,143
ALA Trust, Series 2025-OANA, Class B, 5.99% (1 mo. Term SOFR + 1.84%), 06/15/2040(b)(d)	610,000	614,865
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	380,000	368,337
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(h)	$16,529	$16,158
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(h)	68,394	65,388
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(h)	7,514	7,226
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(h)	63,122	54,926
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(h)	161,040	140,808
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)	284,984	268,093
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)	72,124	72,896
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	235,876	237,183
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	300,075	303,331
Series 2025-HB1, Class A1, 6.16% (30 Day Average SOFR + 1.80%), 02/25/2055(b)(d)	81,253	81,853
Apidos CLO XII, Series 2013-12A, Class ARR, 5.40% (3 mo. Term SOFR + 1.08%), 04/15/2031(b)(d)	159,507	159,599
Apidos CLO XXV, Series 2016-25A, Class A1R3, 5.47% (3 mo. Term SOFR + 1.14%), 01/20/2037(b)(d)	302,000	302,042
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	560,000	557,176
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	102,000	104,435
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	354,000	364,633
Series 2025-3A, Class A, 4.17%, 02/20/2030(b)	156,000	155,701
Series 2025-3A, Class B, 4.46%, 02/20/2030(b)	100,000	99,874
Series 2025-4A, Class A, 4.40%, 02/20/2032(b)	350,000	348,789
Series 2025-4A, Class B, 4.77%, 02/20/2032(b)	154,000	154,187
Series 2025-4A, Class C, 5.26%, 02/20/2032(b)	100,000	99,703
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-3A, Class ARR, 5.36% (3 mo. Term SOFR + 1.03%), 10/21/2034(b)(d)	250,000	250,263
Series 2021-1A, Class AR, 5.27% (3 mo. Term SOFR + 0.94%), 04/18/2034(b)(d)	175,000	175,049
Series 2021-3A, Class AR, 5.38% (3 mo. Term SOFR + 1.06%), 07/24/2034(b)(d)	250,000	250,415
Series 2021-4A, Class A1R, 5.53% (3 mo. Term SOFR + 1.20%), 10/20/2034(b)(d)	250,000	250,369
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(h)	70,000	70,051
Principal Amount		Value

Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	$27,820	$24,203
Series 2007-C, Class 1A4, 4.38%, 05/20/2036(h)	7,096	6,191
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	18,292	15,751
Bank, Series 2019-BNK16, Class XA, IO, 1.09%, 02/15/2052(i)	1,417,244	34,450
Bank5, Series 2024-5YR10, Class A, 5.64%, 10/15/2057	90,000	92,237
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(h)	267,631	230,955
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(h)	267,631	221,828
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(h)	233,841	210,220
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(h)	270,425	234,514
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(h)	329,744	274,152
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(d)	17,105	16,380
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(d)	20,911	20,181
Benchmark Mortgage Trust,
Series 2018-B1, Class XA, IO, 0.67%, 01/15/2051(i)	1,119,794	10,590
Series 2018-B3, Class C, 4.70%, 04/10/2051(h)	42,000	36,298
Series 2019-B14, Class A5, 3.05%, 12/15/2062	90,000	85,004
Series 2019-B15, Class B, 3.56%, 12/15/2072	45,000	39,146
Benefit Street Partners CLO XXIII Ltd., Series 2021-23A, Class A1R, 5.42% (3 mo. Term SOFR + 1.10%), 04/25/2034(b)(d)	240,000	240,477
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, 5.32% (3 mo. Term SOFR + 1.00%), 01/15/2035(b)(d)	278,000	278,072
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(h)	29,704	29,045
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A, 5.55%, 06/15/2044(b)(h)	660,000	678,336
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 5.11% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(d)	$183,338	$183,274
Series 2021-VOLT, Class A, 4.96% (1 mo. Term SOFR + 0.81%), 09/15/2036(b)(d)	242,207	241,518
Series 2021-VOLT, Class B, 5.21% (1 mo. Term SOFR + 1.06%), 09/15/2036(b)(d)	217,986	217,380
Series 2021-VOLT, Class C, 5.37% (1 mo. Term SOFR + 1.21%), 09/15/2036(b)(d)	193,766	193,116
Series 2021-VOLT, Class D, 5.92% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(d)	96,883	96,630
Series 2024-VLT5, Class A, 5.59%, 11/13/2046(b)(h)	350,000	357,266
Series 2024-VLT5, Class B, 5.99%, 11/13/2046(b)(h)	130,000	133,859
BX Trust,
Series 2022-LBA6, Class A, 5.15% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(d)	320,000	319,978
Series 2022-LBA6, Class B, 5.45% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(d)	230,000	230,021
Series 2022-LBA6, Class C, 5.75% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(d)	100,000	100,025
Series 2025-VLT6, Class A, 5.59% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)(d)	185,000	185,209
Series 2025-VLT7, Class A, 5.85% (1 mo. Term SOFR + 1.70%), 07/15/2044(b)(d)	200,000	200,840
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-4A, Class A1R3, 0.00% (3 mo. Term SOFR + 0.92%), 07/20/2032(b)(d)(j)	350,000	350,263
Series 2015-4A, Class A1RR, 5.55% (3 mo. Term SOFR + 1.22%), 07/20/2032(b)(d)	140,434	140,441
Series 2015-5A, Class A1R3, 5.43% (3 mo. Term SOFR + 1.10%), 01/20/2032(b)(d)	162,696	162,947
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.06%, 11/13/2050(i)	554,031	7,098
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1R2, 5.26% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(d)	208,569	208,326
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055(b)	235,000	229,602
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(h)	2,950	2,818
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(h)	17,436	15,845
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(h)	18,180	16,909
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(h)	23,553	21,946
Principal Amount		Value

Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.85%, 01/25/2036(h)	$21,537	$20,008
CIFC Funding Ltd., Series 2016-1A, Class AR3, 5.33% (3 mo. Term SOFR + 1.00%), 10/21/2031(b)(d)	124,262	124,109
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.12%, 10/12/2050(i)	1,541,588	24,928
Citigroup Mortgage Loan Trust,
Series 2006-AR1, Class 1A1, 6.56% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(d)	45,018	43,461
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(h)	263,957	219,126
Series 2024-1, Class A3A, 6.00%, 07/25/2054(b)(h)	208,689	211,718
CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, 06/20/2050(b)	97,458	99,056
Clover CLO LLC, Series 2021-3A, Class AR, 5.39% (3 mo. Term SOFR + 1.07%), 01/25/2035(b)(d)	265,000	265,137
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(h)	70,681	63,937
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(h)	181,410	164,293
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)	190,349	182,541
Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(h)	246,595	242,986
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	1,792	1,794
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	24,623	14,585
Series 2005-J4, Class A7, 5.50%, 11/25/2035	2,843	2,343
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(h)	27,408	24,958
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(h)	71,797	64,561
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(h)	252,768	246,058
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(h)	115,000	106,910
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(h)	218,527	217,915
Cross Mortgage Trust,
Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)	134,252	135,782
Series 2024-H8, Class A1, 5.55%, 12/25/2069(b)(h)	281,093	283,337
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	776,000	705,002
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 4.58%, 06/25/2034(h)	4,621	4,423
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	92,522	41,937
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	$47,000	$46,644
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	47,000	46,847
Domino’s Pizza Master Issuer LLC,
Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	104,640	100,868
Series 2025-1A, Class A2I, 4.93%, 07/25/2055(b)	370,000	373,037
Series 2025-1A, Class A2II, 5.22%, 07/25/2055(b)	300,000	303,356
EFMT, Series 2025-NQM2, Class A1, 5.60%, 06/25/2070(b)	260,505	262,906
Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(h)	8,978	8,582
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(h)	1,059	1,055
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(h)	23,673	20,763
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(h)	192,766	170,750
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)	216,637	216,052
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(b)	138,267	138,040
Enterprise Fleet Financing LLC,
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	52,000	53,850
Series 2024-4, Class A3, 4.56%, 11/20/2028(b)	110,000	111,010
Extended Stay America Trust, Series 2021-ESH, Class B, 5.64% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(d)	189,737	189,921
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 4.92% (1 mo. Term SOFR + 0.76%), 11/25/2035(d)	50,372	19,587
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(h)	380,209	341,090
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(h)	123,187	110,826
Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 5.28% (3 mo. Term SOFR + 0.95%), 04/22/2034(b)(d)	250,000	250,064
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	311,233	316,223
GCAT Trust,
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(h)	9,567	9,351
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)	163,000	164,665
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.36%, 04/19/2036(h)	28,051	23,310
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ARR, 5.48% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(d)	250,000	250,329
Principal Amount		Value

Golub Capital Partners CLO 53(B) Ltd., Series 2021-53A, Class AR, 5.31% (3 mo. Term SOFR + 0.98%), 07/20/2034(b)(d)	$451,000	$451,004
GS Mortgage Securities Trust,
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	50,000	46,886
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	300,000	274,757
GS Mortgage-Backed Securities Trust,
Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(h)	221,262	198,130
Series 2025-HE1, Class A1, 5.91% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(d)	129,432	129,893
Series 2025-NQM4, Class A1, 5.01%, 10/25/2065(b)	295,000	295,196
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.01%, 07/25/2035(h)	4,019	3,835
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	113,000	110,198
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	103,000	100,118
Hilton Grand Vacations Trust, Series 2025-1A, Class A, 4.88%, 05/27/2042(b)	302,247	306,547
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(b)	99,829	98,133
IP Mortgage Trust,
Series 2025-IP, Class A, 5.42%, 06/10/2042(b)(h)	294,000	299,575
Series 2025-IP, Class B, 5.73%, 06/10/2042(b)(h)	280,000	285,352
J.P. Morgan Mortgage Trust, Series 2025-NQM3, Class A1, 5.50%, 11/25/2065(b)(h)	277,781	280,145
Jersey Mike’s Funding, Series 2025- 1A, Class A2, 5.61%, 08/16/2055(b)	200,000	204,860
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(h)	7,136	7,118
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(h)	292,715	248,030
Series 2024-8, Class A3, 5.50%, 01/25/2055(b)(h)	50,646	50,860
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(h)	203,482	205,666
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(h)	245,000	225,852
Series 2015-C27, Class XA, IO, 0.86%, 02/15/2048(i)	252,914	5
Juniper Valley Park CLO Ltd., Series 2023-1A, Class ARR, 0.00% (3 mo. Term SOFR + 1.08%), 07/20/2036(b)(d)(j)	530,000	531,160
KKR CLO 15 Ltd., Series 15, Class A1R2, 5.43% (3 mo. Term SOFR + 1.10%), 01/18/2032(b)(d)	170,885	170,965
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Life Mortgage Trust, Series 2021-BMR, Class C, 5.36% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(d)	$11,748	$11,699
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 5.74% (3 mo. Term SOFR + 1.41%), 04/19/2033(b)(d)	667,904	669,054
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 4.47% (1 mo. Term SOFR + 0.31%), 08/25/2036(d)	34,003	11,605
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(h)	160,008	143,295
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(h)	158,635	142,314
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.39%, 11/25/2035(h)	2,414	2,295
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(h)	199,054	179,508
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 4.97% (1 mo. Term SOFR + 0.81%), 07/15/2038(b)(d)	125,000	125,046
Series 2021-STOR, Class B, 5.17% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(d)	105,000	105,045
MILE Trust,
Series 2025-STNE, Class A, 5.65% (1 mo. Term SOFR + 1.50%), 07/15/2042(b)(d)	610,000	611,156
Series 2025-STNE, Class B, 5.85% (1 mo. Term SOFR + 1.70%), 07/15/2042(b)(d)	100,000	100,210
Series 2025-STNE, Class C, 6.25% (1 mo. Term SOFR + 2.10%), 07/15/2042(b)(d)	100,000	100,249
Morgan Stanley Capital I Trust,
Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(i)	532,974	8,152
Series 2019-L2, Class A4, 4.07%, 03/15/2052	80,000	78,380
Series 2019-L3, Class AS, 3.49%, 11/15/2052	60,000	56,552
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(b)(h)	171,034	152,598
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-3, Class A1, 6.00%, 07/25/2054(b)(h)	149,722	151,803
Series 2024-NQM5, Class A1, 5.65%, 10/25/2069(b)(h)	221,084	222,693
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(h)	347,753	350,770
Navient Refinance Loan Trust, Series 2025-A, Class A, 5.15%, 02/16/2055(b)	167,616	169,821
Neuberger Berman Loan Advisers CLO 38 Ltd., Series 2020-38A, Class AR2, 5.29% (3 mo. Term SOFR + 0.96%), 10/20/2036(b)(d)	250,000	250,136
Neuberger Berman Loan Advisers CLO 47 Ltd., Series 2022-47A, Class AR, 0.00% (3 mo. Term SOFR + 1.09%), 04/16/2035(b)(d)(j)	270,000	270,000
Principal Amount		Value

Neuberger Berman Loan Advisers CLO 49 Ltd., Series 2022-49A, Class AR, 5.47% (3 mo. Term SOFR + 1.15%), 07/25/2035(b)(d)	$256,000	$256,173
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(h)	9,374	9,021
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(h)	15,798	14,894
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(h)	191,955	182,571
Series 2024-NQM3, Class A1, 5.47%, 11/25/2064(b)	82,829	83,728
Oaktree CLO Ltd., Series 2021-2A, Class AR, 5.29% (3 mo. Term SOFR + 0.97%), 01/15/2035(b)(d)	250,000	249,751
OBX Trust,
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(h)	248,242	213,326
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(h)	217,861	197,790
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)	235,000	215,793
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(b)	151,116	151,190
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(b)(h)	97,845	98,493
Series 2025-HE2, Class A1, 5.81% (30 Day Average SOFR + 1.45%), 08/25/2055(b)(d)	185,800	186,648
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(h)	198,381	178,792
OCP CLO Ltd., Series 2020-8RA, Class AR, 5.57% (3 mo. Term SOFR + 1.25%), 10/17/2036(b)(d)	518,000	518,026
One Bryant Park Trust, Series 2019- OBP, Class A, 2.52%, 09/15/2054(b)	114,000	105,094
Palmer Square Loan Funding Ltd., Series 2025-2A, Class A1, 5.23% (3 mo. Term SOFR + 0.94%), 07/15/2033(b)(d)	570,000	570,233
Pikes Peak CLO 6, Series 2020-6A, Class ARR, 5.13% (3 mo. Term SOFR + 0.94%), 05/18/2034(b)(d)	250,000	250,062
PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(h)	119,095	121,000
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	200,006	189,607
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	240,543	240,634
Provident Funding Mortgage Trust, Series 2025-4, Class A1, 6.00%, 09/25/2055(b)(h)	365,000	371,188
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	357,105	373,434
Rate Mortgage Trust,
Series 2024-J4, Class A1, 6.00%, 12/25/2054(b)(h)	182,852	185,895
Series 2025-J1, Class A4, 6.00%, 03/25/2055(b)(h)	155,092	157,502
Series 2025-J2, Class A5, 5.50%, 07/25/2055(b)(h)	183,729	185,128
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

RCKT Mortgage Trust,
Series 2025-CES6, Class A1A, 5.47%, 06/25/2055(b)	$225,127	$227,549
Series 2025-CES7, Class A1A, 5.38%, 07/25/2055(b)	146,598	148,049
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	208	167
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	2,797	2,311
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(h)	2,853	2,835
RR 17 Ltd., Series 2021-17A, Class A1AR, 5.28% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(d)	625,000	625,458
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	184,475	182,714
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class A, 5.40% (1 mo. Term SOFR + 1.25%), 08/15/2042(b)(d)	145,000	145,325
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(h)	302,084	284,508
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(h)	99,429	91,509
Shackleton CLO Ltd., Series 2015-7RA, Class ARR, 5.42% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(d)	112,315	112,316
Signal Peak CLO 1 Ltd., Series 2014- 1A, Class AR4, 5.40% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(d)	372,000	372,365
Signal Peak CLO 4 Ltd., Series 2017- 4A, Class AR2, 5.28% (3 mo. Term SOFR + 1.12%), 10/26/2034(b)(d)	600,000	600,712
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	47,458	46,805
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	153,600	142,193
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	297,600	257,559
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(h)	84,642	79,649
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(h)	7,049	6,757
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(h)	10,767	10,257
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(h)	285,489	252,568
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(h)	220,212	199,260
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 5.24%, 09/25/2034(h)	1,380	1,353
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs., Series 2003-34A, Class 5A5, 5.65%, 11/25/2033(h)	14,687	14,380
Principal Amount		Value

Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	$191,553	$200,407
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	210,410	213,522
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	208,425	214,096
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	218,350	218,298
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	198,500	198,876
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	203,463	204,573
Symphony CLO XX Ltd., Series 2018- 20A, Class AR2, 5.42% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(d)	187,012	187,078
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, 5.22% (3 mo. Term SOFR + 0.90%), 07/15/2032(b)(d)	307,260	307,362
Symphony CLO XXII Ltd., Series 2020-22A, Class A1AR, 5.51% (3 mo. Term SOFR + 1.18%), 04/18/2033(b)(d)	235,802	235,866
Symphony CLO XXIII Ltd., Series 2020-23A, Class AR2, 5.22% (3 mo. Term SOFR + 0.90%), 01/15/2034(b)(d)	315,279	315,307
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	280,000	284,761
Taco Bell Funding LLC,
Series 2025-1A, Class A2I, 4.82%, 08/25/2055(b)	400,000	401,828
Series 2025-1A, Class A2II, 5.05%, 08/25/2055(b)	260,000	261,479
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	284,533	267,213
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 4.66%, 04/25/2045(h)	9,638	9,463
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	58,667	58,764
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	243,985	230,756
Tricon Residential Trust, Series 2025-SFR1, Class A, 5.25% (1 mo. Term SOFR + 1.10%), 03/17/2042(b)(d)	193,997	194,435
UBS Commercial Mortgage Trust,
Series 2017-C5, Class XA, IO, 1.24%, 11/15/2050(i)	716,727	11,542
Series 2019-C16, Class A4, 3.61%, 04/15/2052	80,000	77,209
VDCM Commercial Mortgage Trust,
Series 2025-AZ, Class A, 5.23%, 07/13/2044(b)(h)	695,000	702,870
Series 2025-AZ, Class B, 5.48%, 07/13/2044(b)(h)	100,000	101,191
Series 2025-AZ, Class C, 6.03%, 07/13/2044(b)(h)	235,000	238,551
Series 2025-AZ, Class D, 6.43%, 07/13/2044(b)(h)	245,000	248,756
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Verus Securitization Trust,
Series 2021-1, Class A1B, 0.82%, 01/25/2066(b)(h)	$57,190	$51,532
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)	235,317	215,441
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(h)	37,129	35,780
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)	186,789	175,281
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)	132,208	127,458
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)	99,252	98,973
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(h)	121,564	121,835
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	20,274	19,607
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 6.20%, 10/25/2033(h)	13,073	12,639
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(h)	35,892	34,115
Series 2005-AR16, Class 1A1, 4.64%, 12/25/2035(h)	15,652	14,396
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.98%, 12/15/2050(i)	776,671	12,366
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	55,335	54,590
WEST Trust, Series 2025-ROSE, Class A, 5.45%, 04/10/2035(b)(h)	435,000	441,909
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	507,000	514,550
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046	18,741	18,331
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	491,040	463,831
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	123,750	127,840
Zayo Issuer LLC,
Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	219,000	225,632
Series 2025-3A, Class A2, 5.57%, 10/20/2055(b)	250,000	254,458
Total Asset-Backed Securities (Cost $46,434,685)		45,268,163
U.S. Government Sponsored Agency Mortgage-Backed Securities–22.04%
Collateralized Mortgage Obligations–17.95%
Fannie Mae Interest STRIPS,
IO, 7.00%, 02/25/2028 to 04/25/2032(k)	32,982	4,342
6.50%, 04/25/2029 to 02/25/2033(i)(k)	110,547	12,504
7.50%, 11/25/2029(k)	4,937	486
6.00%, 02/25/2033 to 03/25/2036(i)(k)	102,974	15,452
5.50%, 09/25/2033 to 06/25/2035(i)(k)	149,419	19,628
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(k)	$9,522	$153
2.63% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(d)(k)	14,004	758
3.40% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 to 12/18/2031(d)(k)	1,146	103
3.43% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(d)(k)	24,760	2,143
2.78% (7.25% - (30 Day Average SOFR + 0.11%)), 01/25/2032(d)(k)	1,248	95
3.48% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(d)(k)	6,319	572
3.50% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032 to 12/18/2032(d)(k)	2,308	220
3.63% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(d)(k)	1,974	197
2.53% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 09/25/2032(d)(k)	6,379	569
3.33% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(d)(k)	205	22
3.53% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(d)(k)	94,231	10,047
3.60% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(d)(k)	6,666	437
3.78% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(d)(k)	36,298	5,330
7.00%, 04/25/2033(k)	1,485	243
1.58% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(d)(k)	18,982	1,578
2.28% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 05/25/2035(d)(k)	5,103	250
2.13% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(d)(k)	11,777	566
2.23% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(d)(k)	46,732	4,063
3.50%, 08/25/2035(k)	117,514	11,927
1.63% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(d)(k)	50,062	4,949
4.00%, 04/25/2041 to 08/25/2047(k)	39,485	5,919
2.08% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(d)(k)	11,800	1,014
1.68% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(d)(k)	34,632	4,291
5.50%, 07/25/2046(k)	33,393	4,360
1.43% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(d)(k)	241,705	25,082
6.50%, 10/25/2028 to 11/25/2029	20,327	20,649
6.00%, 11/25/2028 to 12/25/2031	26,576	27,350
4.72% (30 Day Average SOFR + 0.36%), 08/25/2035(d)	197	196
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
8.17% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(d)	$20,075	$23,931
7.81% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(d)	12,130	14,463
7.81% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(d)	9,973	11,027
5.41% (30 Day Average SOFR + 1.05%), 06/25/2037(d)	8,105	8,190
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.78%, 02/25/2026(i)	1,237,497	1,163
Series K735, Class X1, IO, 1.10%, 05/25/2026(i)	1,932,103	7,178
Series K083, Class AM, 4.03%, 10/25/2028(h)	23,000	22,994
Series K085, Class AM, 4.06%, 10/25/2028(h)	23,000	23,060
Series K089, Class AM, 3.63%, 01/25/2029(h)	39,000	38,545
Series K088, Class AM, 3.76%, 01/25/2029(h)	92,000	91,423
Series K093, Class X1, IO, 1.08%, 05/25/2029(i)	1,551,135	44,312
Freddie Mac REMICs,
IO, 3.16% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026 to 03/15/2029(d)(k)	8,346	281
3.00%, 06/15/2027 to 12/15/2027(k)	32,593	554
2.50%, 05/15/2028(k)	9,871	215
3.61% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(d)(k)	294	18
2.21% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(d)(k)	96,760	6,271
2.26% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(d)(k)	10,121	636
2.23% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(d)(k)	7,731	492
1.66% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(d)(k)	2,015	106
2.51% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(d)(k)	2,071	222
1.51% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(d)(k)	2,769	251
1.58% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(d)(k)	73,021	6,074
1.76% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(d)(k)	15,770	1,494
1.61% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(d)(k)	32,867	3,402
6.50%, 02/15/2028 to 06/15/2032	85,047	87,113
8.00%, 03/15/2030	164	170
5.49% (30 Day Average SOFR + 1.11%), 02/15/2032(d)	256	258
3.50%, 05/15/2032	3,923	3,858
8.30% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(d)	2,853	3,394
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
4.89% (30 Day Average SOFR + 0.51%), 09/15/2035(d)	$411	$408
Freddie Mac STRIPS,
PO, 0.00%, 06/01/2026(j)	364	359
IO, 3.00%, 12/15/2027(k)	12,680	257
3.15%, 12/15/2027(i)	3,792	91
7.00%, 09/01/2029(k)	605	54
7.50%, 12/15/2029(k)	14,278	1,414
6.00%, 12/15/2032(k)	9,410	1,017
Uniform Mortgage-Backed Securities,
TBA, 6.50%, 10/14/2025(l)	1,250,000	1,291,925
2.00%, 10/01/2040 to 10/01/2055(l)	6,885,103	5,644,970
2.50%, 10/01/2055(l)	6,152,701	5,184,586
3.00%, 10/01/2055(l)	4,892,457	4,298,090
3.50%, 10/01/2055(l)	2,663,701	2,433,972
4.00%, 10/01/2055(l)	2,164,696	2,040,436
4.50%, 10/01/2055(l)	507,318	492,145
5.00%, 10/01/2055(l)	1,834,233	1,819,360
5.50%, 10/01/2055(l)	2,021,723	2,038,694
6.00%, 10/01/2055(l)	1,806,845	1,846,133
		27,680,501
Federal Home Loan Mortgage Corp. (FHLMC)–0.11%
6.50%, 07/01/2028 to 04/01/2034	21,978	22,734
6.00%, 10/01/2029	17,973	18,452
7.00%, 10/01/2031 to 10/01/2037	9,816	10,264
5.00%, 12/01/2034	448	450
5.50%, 09/01/2039	52,228	54,040
4.00%, 11/01/2048 to 07/01/2049	69,644	66,818
		172,758
Federal National Mortgage Association (FNMA)–0.19%
7.00%, 01/01/2030 to 12/01/2032	2,918	3,049
3.50%, 12/01/2030 to 05/01/2047	278,651	261,620
6.50%, 09/01/2031 to 01/01/2034	1,299	1,342
7.50%, 01/01/2033	479	492
5.50%, 02/01/2035 to 05/01/2036	26,686	27,418
		293,921
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Government National Mortgage Association (GNMA)–3.79%
7.00%, 03/15/2026 to 07/15/2031	$95	$98
6.50%, 11/15/2031	524	538
6.00%, 11/15/2032	346	355
4.00%, 07/20/2049	20,953	19,971
IO, 2.29% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(d)(k)	13,533	758
2.39% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(d)(k)	74,531	5,082
4.50%, 09/16/2047(k)	82,719	15,057
1.94% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(d)(k)	86,799	11,224
TBA, 2.00%, 10/01/2055(l)	345,000	285,266
2.50%, 10/01/2055(l)	1,297,000	1,116,833
4.50%, 10/01/2055(l)	1,398,000	1,355,940
5.00%, 10/01/2055(l)	688,000	684,459
5.50%, 10/01/2055(l)	1,247,000	1,256,475
6.00%, 10/01/2055(l)	1,073,000	1,091,423
		5,843,479
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $35,140,053)		33,990,659
U.S. Treasury Securities–15.35%
U.S. Treasury Bills–0.44%
3.66% - 4.14%, 05/14/2026(m)(n)	687,000	671,487
U.S. Treasury Bonds–3.84%
4.88%, 08/15/2045	634,700	648,931
4.75%, 05/15/2055	5,252,400	5,270,455
		5,919,386
U.S. Treasury Notes–11.07%
3.50%, 09/30/2027	3,475,500	3,468,169
3.38%, 09/15/2028	1,891,100	1,878,320
3.63%, 09/30/2030	3,674,400	3,655,885
3.88%, 09/30/2032	104,900	104,564
4.25%, 08/15/2035	7,902,900	7,967,728
		17,074,666
Total U.S. Treasury Securities (Cost $23,473,868)		23,665,539
Shares
Preferred Stocks–0.48%
Aerospace & Defense–0.05%
Boeing Co. (The), 6.00%, Conv. Pfd.	1,000	69,570
Diversified Banks–0.01%
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	10	12,343
Diversified Financial Services–0.23%
Apollo Global Management, Inc., 7.63%, Pfd.(e)	13,475	353,584
Investment Banking & Brokerage–0.08%
Morgan Stanley, 6.88%, Series F, Pfd.	5,000	125,750
	Shares		Value
Regional Banks–0.11%
M&T Bank Corp., 7.50%, Series J, Pfd.		6,570	$175,485
Total Preferred Stocks (Cost $688,830)			736,732
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.17%(o)
Metal, Glass & Plastic Containers–0.09%
Boots Group Finco L.P. (United Kingdom), 7.38%, 08/31/2032(b)	GBP	100,000	137,358
Movies & Entertainment–0.08%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	100,000	122,467
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $245,705)			259,825

Agency Credit Risk Transfer Notes–0.14%
Fannie Mae Connecticut Avenue Securities,
Series 2023-R02, Class 1M1, 6.66% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(d)		$64,708	65,914
Series 2025-R04, Class 1A1, 5.36% (30 Day Average SOFR + 1.00%), 05/25/2045(b)(d)		17,795	17,824
Freddie Mac,
Series 2022-HQA3, Class M1, STACR®, 6.66% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(d)		79,976	81,198
Series 2023-DNA1, Class M1, STACR®, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(d)		46,686	47,367
Total Agency Credit Risk Transfer Notes (Cost $209,165)			212,303
	Shares
Money Market Funds–4.75%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(p)(q)		2,559,980	2,559,980
Invesco Treasury Portfolio, Institutional Class, 3.99%(p)(q)		4,770,959	4,770,959
Total Money Market Funds (Cost $7,330,939)			7,330,939
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-122.50% (Cost $188,966,508)			188,876,888
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.59%
Invesco Private Government Fund, 4.14%(p)(q)(r)		1,113,874	1,113,874
Invesco Private Prime Fund, 4.26%(p)(q)(r)		2,878,796	2,879,660
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,993,663)			3,993,534
TOTAL INVESTMENTS IN SECURITIES–125.09% (Cost $192,960,171)			192,870,422
OTHER ASSETS LESS LIABILITIES—(25.09)%			(38,687,046)
NET ASSETS–100.00%			$154,183,376
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Investment Abbreviations:
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
GBP	– British Pound Sterling
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
September 30, 2025 was $82,847,915, which represented 53.73% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at September 30, 2025.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2025.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2025.

(i)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
September 30, 2025.

(j)	Zero coupon bond issued at a discount.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(l)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,123,631	$19,224,775	$(27,788,426)	$-	$-	$2,559,980	$214,377
Invesco Treasury Portfolio, Institutional Class	20,674,884	35,703,152	(51,607,077)	-	-	4,770,959	395,548
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	767,918	27,160,514	(26,814,558)	-	-	1,113,874	48,259*
Invesco Private Prime Fund	2,010,497	64,223,821	(63,354,858)	(129)	329	2,879,660	134,073*
Total	$34,576,930	$146,312,262	$(169,564,919)	$(129)	$329	$11,324,473	$792,257

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	109	December-2025	$22,715,430	$(5,868)	$(5,868)
U.S. Treasury Long Bonds	16	December-2025	1,865,500	(17,837)	(17,837)
U.S. Treasury Ultra Bonds	51	December-2025	6,123,187	179,660	179,660
Subtotal—Long Futures Contracts				155,955	155,955
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	45	December-2025	(4,913,789)	16,654	16,654
U.S. Treasury 10 Year Notes	91	December-2025	(10,237,500)	(4,233)	(4,233)
U.S. Treasury 10 Year Ultra Notes	72	December-2025	(8,285,625)	(53,725)	(53,725)
Subtotal—Short Futures Contracts				(41,304)	(41,304)
Total Futures Contracts				$114,651	$114,651

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/31/2025	Citibank, N.A.	EUR	169,000	USD	199,098	$334
10/31/2025	Goldman Sachs International	EUR	25,000	USD	29,508	105
Subtotal—Appreciation						439
Currency Risk
10/31/2025	Citibank, N.A.	GBP	100,000	USD	132,250	(2,262)
Total Forward Foreign Currency Contracts						$(1,823)

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$76,704,776	$707,952	$77,412,728
Asset-Backed Securities	—	45,268,163	—	45,268,163
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	33,990,659	—	33,990,659
U.S. Treasury Securities	—	23,665,539	—	23,665,539
Preferred Stocks	736,732	—	—	736,732
Non-U.S. Dollar Denominated Bonds & Notes	—	259,825	—	259,825
Agency Credit Risk Transfer Notes	—	212,303	—	212,303
Money Market Funds	7,330,939	3,993,534	—	11,324,473
Total Investments in Securities	8,067,671	184,094,799	707,952	192,870,422
Other Investments - Assets*
Futures Contracts	196,314	—	—	196,314
Forward Foreign Currency Contracts	—	439	—	439
	196,314	439	—	196,753
Other Investments - Liabilities*
Futures Contracts	(81,663)	—	—	(81,663)
Forward Foreign Currency Contracts	—	(2,262)	—	(2,262)
	(81,663)	(2,262)	—	(83,925)
Total Other Investments	114,651	(1,823)	—	112,828
Total Investments	$8,182,322	$184,092,976	$707,952	$192,983,250

*	Unrealized appreciation (depreciation).
Invesco V.I. Core Plus Bond Fund